AST BLACKROCK LOW DURATION BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments — 91.9%
Asset-Backed Securities — 12.6%
Automobiles — 2.9%
AmeriCredit Automobile Receivables Trust,
Series 2018-01, Class A3
3.070%	12/19/22		88	$88,227
Series 2020-02, Class B
0.970%	02/18/26		280	282,503
Azure Finance No. 2 PLC (United Kingdom),
Series 2, Class C, 1 Month SONIA + 3.000% (Cap N/A, Floor 0.000%)
3.049%(c)	07/20/30	GBP	825	1,151,913
Chesapeake Funding II LLC (Canada),
Series 2019-01A, Class B, 144A
3.110%	04/15/31		400	414,035
Series 2019-01A, Class C, 144A
3.360%	04/15/31		380	393,128
Series 2020-01A, Class B, 144A
1.240%	08/16/32		100	100,786
Series 2020-01A, Class C, 144A
2.140%	08/16/32		100	102,692
Credit Acceptance Auto Loan Trust,
Series 2018-03A, Class A, 144A
3.550%	08/15/27		477	480,026
Series 2019-01A, Class A, 144A
3.330%	02/15/28		1,977	2,003,151
Series 2019-03A, Class A, 144A
2.380%	11/15/28		930	949,447
Series 2020-01A, Class A, 144A
2.010%	02/15/29		1,640	1,667,821
Series 2020-02A, Class A, 144A
1.370%	07/16/29		470	475,117
Series 2021-02A, Class A, 144A
0.960%	02/15/30		1,370	1,368,416
Drive Auto Receivables Trust,
Series 2019-04, Class A3
2.160%	05/15/23		140	140,108
Series 2020-01, Class A3
2.020%	11/15/23		620	622,566
FCT Autonoria (France),
Series 2019-01, Class E, 1 Month EURIBOR + 2.700% (Cap N/A, Floor 2.700%)
2.148%(c)	09/25/35	EUR	926	1,081,751
FT Santander Consumer Spain Auto (Spain),
Series 2020-01, Class C, 3 Month EURIBOR + 1.950% (Cap N/A, Floor 0.000%)
1.407%(c)	03/20/33	EUR	177	208,255
Harley-Davidson Motorcycle Trust,
Series 2020-A, Class A3
1.870%	10/15/24		1,100	1,117,402
OneMain Direct Auto Receivables Trust,
Series 2018-01A, Class A, 144A
3.430%	12/16/24		1,124	1,131,848
Santander Drive Auto Receivables Trust,
Series 2020-02, Class B
0.960%	11/15/24		210	211,261
Series 2020-02, Class C
1.460%	09/15/25		710	719,555
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Turbo Finance PLC (United Kingdom),
Series 9, Class B, 1 Month SONIA + 1.650% (Cap N/A, Floor 0.000%)
1.699%(c)	08/20/28	GBP	610	$843,014
Westlake Automobile Receivables Trust,
Series 2019-03A, Class A2, 144A
2.150%	02/15/23		214	214,607
				15,767,629
Collateralized Loan Obligations — 3.7%
Adams Mill CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A2R, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
1.341%(c)	07/15/26		774	774,081
ALM Ltd.,
Series 2015-17A, Class A1AR, 144A, 3 Month LIBOR + 0.930% (Cap N/A, Floor 0.000%)
1.171%(c)	01/15/28		2,760	2,760,126
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2014-04RA, Class A, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
1.269%(c)	01/28/31		2,000	2,000,476
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A2R2, 144A, 3 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
1.691%(c)	07/15/29		600	599,309
Series 2018-05BA, Class A1A, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 0.000%)
1.314%(c)	04/20/31		250	249,747
BSPRT Issuer Ltd. (Cayman Islands),
Series 2018-FL03, Class A, 144A, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
1.156%(c)	03/15/28		278	278,152
CIFC Funding Ltd. (Cayman Islands),
Series 2014-04RA, Class A1A, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
1.353%(c)	10/17/30		580	580,043
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
1.234%(c)	04/23/29		1,250	1,249,355
Goldentree Loan Opportunities Ltd.,
Series 2015-10A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)
1.344%(c)	07/20/31		325	325,164
Series 2015-11A, Class AR2, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
1.293%(c)	01/18/31		260	260,183
Halcyon Loan Advisors Funding Ltd. (Cayman Islands),
Series 2015-02A, Class AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
1.298%(c)	07/25/27		546	546,409
KKR CLO Ltd. (Cayman Islands),
Series 16, Class A2R, 144A, 3 Month LIBOR + 1.800% (Cap N/A, Floor 1.800%)
2.024%(c)	01/20/29		810	807,777
A1

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
LoanCore Issuer Ltd. (Cayman Islands),
Series 2018-CRE01, Class A, 144A, 1 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
1.236%(c)	05/15/28		688	$687,567
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2015-20A, Class AR, 144A, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
1.041%(c)	01/15/28		702	700,135
Series 2016-23A, Class BR, 144A, 3 Month LIBOR + 1.550% (Cap N/A, Floor 1.550%)
1.773%(c)	10/17/27		250	249,416
Series 2017-16SA, Class AR, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)
1.240%(c)	04/15/34		2,455	2,455,250
OCP CLO Ltd. (Cayman Islands),
Series 2014-07A, Class A2RR, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
1.874%(c)	07/20/29		750	742,983
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1AR, 144A
—%(p)	10/20/31		750	750,080
Symphony CLO Ltd. (Cayman Islands),
Series 2016-18A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
1.368%(c)	01/23/28		1,750	1,750,471
Treman Park CLO Ltd. (Cayman Islands),
Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
1.294%(c)	10/20/28		2,976	2,977,446
				20,744,170
Consumer Loans — 2.5%
Fairstone Financial Issuance Trust (Canada),
Series 2020-01A, Class A, 144A
2.509%	10/20/39	CAD	750	601,594
Lendmark Funding Trust,
Series 2018-01A, Class A, 144A
3.810%	12/21/26		2,190	2,199,205
Series 2019-02A, Class A, 144A
2.780%	04/20/28		420	431,613
Mariner Finance Issuance Trust,
Series 2019-AA, Class A, 144A
2.960%	07/20/32		518	529,569
Series 2020-AA, Class A, 144A
2.190%	08/21/34		230	233,429
Series 2021-AA, Class A, 144A
1.860%	03/20/36		180	179,352
OneMain Financial Issuance Trust,
Series 2018-01A, Class A, 144A
3.300%	03/14/29		391	392,195
PFS Financing Corp.,
Series 2018-D, Class A, 144A
3.190%	04/17/23		2,580	2,585,477
Series 2019-A, Class A1, 144A, 1 Month LIBOR + 0.550% (Cap N/A, Floor 0.000%)
0.656%(c)	04/15/24		660	660,993
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Consumer Loans (cont’d.)
Series 2019-A, Class A2, 144A
2.860%	04/15/24		840	$861,172
Series 2019-B, Class A, 144A, 1 Month LIBOR + 0.550% (Cap N/A, Floor 0.000%)
0.656%(c)	09/15/23		1,130	1,131,797
Series 2020-F, Class A, 144A
0.930%	08/15/24		294	295,718
Series 2020-G, Class A, 144A
0.970%	02/15/26		530	532,109
Series 2021-A, Class A, 144A
0.710%	04/15/26		370	368,112
Regional Management Issuance Trust,
Series 2019-01, Class A, 144A
3.050%	11/15/28		400	406,745
Series 2020-01, Class A, 144A
2.340%	10/15/30		190	191,876
Republic FInance Issuance Trust,
Series 2019-A, Class A, 144A
3.430%	11/22/27		1,000	1,014,302
SC Germany SA Compartment Consumer (Luxembourg),
Series 2020-01, Class C, 1 Month EURIBOR + 1.750% (Cap N/A, Floor 0.000%)
1.189%(c)	11/14/34	EUR	200	234,768
Series 2020-01, Class D, 1 Month EURIBOR + 2.500% (Cap N/A, Floor 0.000%)
1.939%(c)	11/14/34	EUR	200	234,861
Springleaf Funding Trust,
Series 2015-BA, Class A, 144A
3.480%	05/15/28		349	349,354
Series 2017-AA, Class A, 144A
2.680%	07/15/30		392	392,577
				13,826,818
Credit Cards — 0.2%
BL Consumer Credit (Luxembourg),
Series 2021-01, Class D, 1 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)
1.098%(c)	09/25/38	EUR	294	344,774
Series 2021-01, Class E, 1 Month EURIBOR + 2.850% (Cap N/A, Floor 2.850%)
2.298%(c)	09/25/38	EUR	355	416,308
Newday Funding Master Issuer PLC (United Kingdom),
Series 2021-01X, Class B, 1 Month SONIA + 1.550% (Cap N/A, Floor 0.000%)
1.599%(c)	03/15/29	GBP	255	351,742
				1,112,824
Equipment — 0.2%
Transportation Finance Equipment Trust,
Series 2019-01, Class A3, 144A
1.850%	04/24/23		1,000	1,012,881
Home Equity Loans — 0.0%
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2002-HE01, Class A2, 1 Month LIBOR + 0.740% (Cap N/A, Floor 0.740%)
0.849%(c)	08/25/32		78	76,019

A2

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
Renaissance Home Equity Loan Trust,
Series 2004-03, Class AV2A, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.720%)
0.829%(c)	11/25/34		90	$85,346
				161,365
Other — 0.3%
Marathon CRE Ltd. (Cayman Islands),
Series 2018-FL01, Class A, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.258%(c)	06/15/28		191	191,395
Mill City Solar Loan Ltd.,
Series 2019-02GS, Class A, 144A
3.690%	07/20/43		597	629,776
Mosaic Solar Loan Trust,
Series 2019-02A, Class A, 144A
2.880%	09/20/40		57	59,606
PCL Funding IV PLC (United Kingdom),
Series 2020-01, Class C, 1 Month SONIA + 2.200% (Cap N/A, Floor 0.000%)
2.249%(c)	09/15/24	GBP	155	213,881
Sesac Finance LLC,
Series 2019-01, Class A2, 144A
5.216%	07/25/49		148	156,071
Verizon Owner Trust,
Series 2020-A, Class A1A
1.850%	07/22/24		670	683,452
				1,934,181
Residential Mortgage-Backed Securities — 0.3%
Credit-Based Asset Servicing & Securitization LLC,
Series 2007-CB06, Class A1, 144A, 1 Month LIBOR + 0.120% (Cap N/A, Floor 0.120%)
0.229%(c)	07/25/37		426	335,514
Mill City Mortgage Loan Trust,
Series 2016-01, Class A1, 144A
2.500%(cc)	04/25/57		639	644,470
Towd Point Mortgage Trust,
Series 2016-03, Class A1, 144A
2.250%(cc)	04/25/56		409	411,670
				1,391,654
Student Loans — 2.5%
College Ave Student Loans LLC,
Series 2021-A, Class A1, 144A
0.000%(cc)	07/25/51		100	100,400
EDvestinU Private Education Loan Issue No. 1 LLC,
Series 2019-A, Class A, 144A
3.580%(cc)	11/25/38		543	564,247
Navient Private Education Loan Trust,
Series 2015-AA, Class A2B, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)
1.306%(c)	12/15/28		275	276,800
Series 2020-IA, Class A1B, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.106%(c)	04/15/69		1,334	1,338,659
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Student Loans (cont’d.)
Navient Private Education Refi Loan Trust,
Series 2019-EA, Class A2B, 144A, 1 Month LIBOR + 0.920% (Cap N/A, Floor 0.000%)
1.026%(c)	05/15/68	1,180	$1,187,190
Series 2020-A, Class A2B, 144A, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.000%)
1.006%(c)	11/15/68	130	129,550
Series 2020-BA, Class A1, 144A
1.800%	01/15/69	338	338,177
Series 2020-FA, Class A, 144A
1.220%	07/15/69	1,012	1,015,906
Navient Student Loan Trust,
Series 2018-EA, Class A2, 144A
4.000%	12/15/59	241	247,983
SLC Student Loan Trust,
Series 2006-02, Class A5, 3 Month LIBOR + 0.100% (Cap N/A, Floor 0.000%)
0.284%(c)	09/15/26	28	28,459
SLM Private Credit Student Loan Trust,
Series 2004-A, Class A3, 3 Month LIBOR + 0.400% (Cap N/A, Floor 0.000%)
0.584%(c)	06/15/33	2,305	2,283,700
Series 2007-A, Class A4A, 3 Month LIBOR + 0.240% (Cap N/A, Floor 0.000%)
0.424%(c)	12/16/41	408	397,663
SMB Private Education Loan Trust,
Series 2016-A, Class A2B, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)
1.606%(c)	05/15/31	876	885,431
Series 2018-B, Class A2B, 144A, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.000%)
0.826%(c)	01/15/37	1,123	1,121,419
Series 2020-A, Class A2B, 144A, 1 Month LIBOR + 0.830% (Cap N/A, Floor 0.000%)
0.936%(c)	09/15/37	100	100,548
Series 2021-A, Class APL, 144A
0.000%	01/15/53^	1,749	1,742,826
Series 2021-A, Class B, 144A
2.310%	01/15/53	280	272,174
SoFi Professional Loan Program LLC,
Series 2016-A, Class A2, 144A
2.760%	12/26/36	242	245,054
Series 2016-C, Class A2B, 144A
2.360%	12/27/32	111	112,470
Series 2016-D, Class A2B, 144A
2.340%	04/25/33	141	144,075
Series 2018-A, Class A2B, 144A
2.950%	02/25/42	661	674,487
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	790	813,016
			14,020,234

Total Asset-Backed Securities (cost $69,506,707)			69,971,756

A3

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities — 10.9%
Alen Mortgage Trust,
Series 2021-ACEN, Class A, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.256%(c)	04/15/34	550	$550,164
AOA Mortgage Trust,
Series 2015-1177, Class A, 144A
2.957%	12/13/29	2,084	2,099,249
Banc of America Commercial Mortgage Trust,
Series 2016-UB10, Class A2
2.723%	07/15/49	1,383	1,392,483
BANK,
Series 2019-BN18, Class A2
3.474%	05/15/62	975	1,041,191
Barclays Commercial Mortgage Securities Trust,
Series 2013-TYSN, Class E, 144A
3.708%	09/05/32	355	350,546
BWAY Mortgage Trust,
Series 2013-1515, Class A1, 144A
2.809%	03/10/33	796	827,563
BX Commercial Mortgage Trust,
Series 2019-XL, Class D, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
1.556%(c)	10/15/36	1,209	1,208,556
Series 2020-BXLP, Class A, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
0.906%(c)	12/15/36	1,388	1,388,696
Series 2020-VIV04, Class A, 144A
2.843%	03/09/44	520	527,563
BX Trust,
Series 2019-OC11, Class A, 144A
3.202%	12/09/41	615	642,614
Series 2021-LBA, Class AJV, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
0.906%(c)	02/15/36	320	320,003
Series 2021-LBA, Class AV, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
0.906%(c)	02/15/36	435	434,730
CD Mortgage Trust,
Series 2006-CD03, Class AM
5.648%	10/15/48	1,829	1,876,749
Citigroup Commercial Mortgage Trust,
Series 2016-P04, Class A4
2.902%	07/10/49	1,015	1,076,783
Commercial Mortgage Trust,
Series 2012-CR04, Class ASB
2.436%	10/15/45	519	524,426
Series 2013-CR08, Class A5
3.612%(cc)	06/10/46	905	956,204
Series 2013-CR10, Class ASB
3.795%	08/10/46	1,567	1,629,083
Series 2014-CR21, Class A3
3.528%	12/10/47	900	960,084
Series 2014-UBS05, Class ASB
3.548%	09/10/47	540	562,678
Series 2015-CR22, Class A3
3.207%	03/10/48	2,340	2,376,929
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2015-CR23, Class A2
2.852%	05/10/48	753	$752,711
Series 2015-CR24, Class ASB
3.445%	08/10/48	860	907,412
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class A, 144A, 1 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)
1.086%(c)	05/15/36	1,247	1,248,160
Credit Suisse Mortgage Trust,
Series 2020-NET, Class A, 144A
2.257%	08/15/37	524	533,199
CSAIL Commercial Mortgage Trust,
Series 2016-C06, Class XA, IO
1.919%(cc)	01/15/49	1,250	88,787
FHLMC Multifamily Structured Pass-Through Certificates,
Series 2012-K18, Class B, 144A
4.184%(cc)	01/25/45	375	384,661
Series 2012-K19, Class B, 144A
4.018%(cc)	05/25/45	230	236,836
Series 2012-K20, Class B, 144A
3.868%(cc)	05/25/45	215	222,008
Series 2013-K27, Class B, 144A
3.496%(cc)	01/25/46	205	215,050
Series 2013-K31, Class B, 144A
3.632%(cc)	07/25/46	165	174,510
Series 2015-K720, Class B, 144A
3.394%(cc)	07/25/22	450	463,983
Series K121, Class X1, IO
1.029%(cc)	10/25/30	900	74,198
Series KJ05, Class A2
2.158%	10/25/21	552	555,665
GS Mortgage Securities Trust,
Series 2012-GCJ07, Class A4
3.377%	05/10/45	1,634	1,643,840
Series 2012-GCJ09, Class A3
2.773%	11/10/45	1,919	1,967,465
Series 2013-GC14, Class A3
3.526%	08/10/46	39	38,678
Series 2019-GC38, Class A2
3.872%	02/10/52	678	724,109
Series 2020-TWN03, Class A, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.106%(c)	11/15/37	900	903,980
Hawaii Hotel Trust,
Series 2019-MAUI, Class A, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.256%(c)	05/15/38	728	728,444
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22, Class XA, IO
0.829%(cc)	09/15/47	5,780	137,081
Series 2014-C23, Class ASB
3.657%	09/15/47	535	562,344
Series 2015-C33, Class A3
3.504%	12/15/48	515	555,442

A4

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-CBX, Class A4
3.483%	06/15/45		929	$940,769
Series 2012-HSBC, Class D, 144A
4.525%(cc)	07/05/32		975	996,492
Series 2013-LC11, Class ASB
2.554%	04/15/46		1,242	1,266,739
Series 2018-WPT, Class AFX, 144A
4.248%	07/05/33		430	455,115
KNDL Mortgage Trust,
Series 2019-KNSQ, Class A, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
0.906%(c)	05/15/36		690	690,623
Series 2019-KNSQ, Class D, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
1.456%(c)	05/15/36		229	228,930
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A2, 144A
3.128%	07/12/50		2,168	2,188,040
Last Mile Securities PE DAC (Ireland),
Series 2021-01X, Class B, 3 Month EURIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.200%(c)	08/17/31	EUR	304	356,144
Series 2021-01X, Class C, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)
1.600%(c)	08/17/31	EUR	275	322,492
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C10, Class A3FL, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.108%(c)	07/15/46		1,682	1,687,311
Series 2014-C19, Class A4
3.526%	12/15/47		400	432,676
Series 2015-C26, Class ASB
3.323%	10/15/48		1,265	1,331,817
Series 2016-C32, Class XA, IO
0.697%(cc)	12/15/49		4,762	151,118
Morgan Stanley Capital I Trust,
Series 2014-CPT, Class A, 144A
3.350%	07/13/29		1,000	999,904
Series 2018-H04, Class A4
4.310%	12/15/51		405	461,048
Natixis Commercial Mortgage Securities Trust,
Series 2018-FL1, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
1.056%(c)	06/15/35		697	688,845
One New York Plaza Trust,
Series 2020-01NYP, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
1.056%(c)	01/15/26		380	382,355
Park Avenue Mortgage Trust,
Series 2017-280P, Class D, 144A, 1 Month LIBOR + 1.537% (Cap N/A, Floor 1.537%)
1.643%(c)	09/15/34		530	529,355
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
Pearl Finance DAC (Ireland),
Series 2020-01, Class A2, 3 Month EURIBOR + 1.900% (Cap N/A, Floor 1.900%)
1.900%(c)	11/17/32	EUR	385	$453,380
Series 2020-01, Class B, 3 Month EURIBOR + 2.500% (Cap N/A, Floor 2.500%)
2.500%(c)	11/17/32	EUR	455	534,208
Sage AR Funding No.1 PLC (United Kingdom),
Series 1X, Class C, 3 Month SONIA + 2.150% (Cap N/A, Floor 0.000%)
2.201%(c)	11/17/30	GBP	300	414,475
Taurus UK DAC (Ireland),
Series 2021-UK1X, Class B
0.000%(cc)	05/17/31	GBP	208	286,901
Series 2021-UK1X, Class C
0.000%(cc)	05/17/31	GBP	177	244,185
Series 2021-UK1X, Class D
0.000%(cc)	05/17/31	GBP	100	137,991
UBS Commercial Mortgage Trust,
Series 2017-C01, Class A4
3.460%	06/15/50		800	861,916
Series 2019-C16, Class ASB
3.460%	04/15/52		865	948,005
Series 2019-C18, Class A4
3.035%	12/15/52		531	553,590
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class ASB
3.477%	08/15/50		996	1,039,131
Series 2015-C26, Class A4
3.166%	02/15/48		700	749,873
Series 2016-C32, Class ASB
3.324%	01/15/59		1,600	1,694,721
Series 2017-C39, Class A5
3.418%	09/15/50		1,741	1,892,179
WFRBS Commercial Mortgage Trust,
Series 2012-C09, Class A3
2.870%	11/15/45		1,021	1,049,495
Series 2013-C13, Class ASB
2.654%	05/15/45		417	425,217
Series 2014-C21, Class ASB
3.393%	08/15/47		1,025	1,064,234

Total Commercial Mortgage-Backed Securities (cost $60,036,235)				60,324,131
Corporate Bonds — 31.1%
Advertising — 0.1%
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	10/01/21		175	177,912
MMS USA Investments, Inc. (France),
Gtd. Notes
0.625%	06/13/25	EUR	200	238,476
WPP Finance 2013 (United Kingdom),
Gtd. Notes, EMTN
3.000%	11/20/23	EUR	100	126,926
				543,314

A5

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Aerospace & Defense — 0.2%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26		400	$398,810
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
3.850%	06/15/23		76	81,180
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
2.930%	01/15/25		270	287,506
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
2.800%	03/15/22		224	228,827
3.650%	08/16/23		2	2,138
				998,461
Agriculture — 0.6%
Altria Group, Inc.,
Gtd. Notes
2.350%	05/06/25		55	57,043
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.789%	09/06/24		1,660	1,751,423
BAT International Finance PLC (United Kingdom),
Gtd. Notes
1.668%	03/25/26		300	296,896
Gtd. Notes, EMTN
0.875%	10/13/23	EUR	230	274,592
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
4.450%	06/12/25		675	749,225
Wens Foodstuffs Group Co. Ltd. (China),
Sr. Unsec’d. Notes
2.349%	10/29/25		200	192,653
				3,321,832
Airlines — 0.1%
Gol Finance SA (Brazil),
Gtd. Notes, 144A
7.000%	01/31/25(a)		200	163,626
United Airlines 2020-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.875%	04/15/29(a)		371	410,177
United Airlines 2020-1 Class B Pass Through Trust,
Pass-Through Certificates
4.875%	07/15/27		65	67,438
				641,241
Apparel — 0.1%
LVMH Moet Hennessy Louis Vuitton SE (France),
Sr. Unsec’d. Notes, EMTN
0.000%	02/11/24	EUR	200	235,985
0.000%	02/11/26	EUR	100	117,755
0.375%	05/26/22	EUR	16	18,884
				372,624
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Auto Manufacturers — 3.0%
BMW Finance NV (Germany),
Gtd. Notes, EMTN
0.000%	04/14/23	EUR	390	$459,287
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
3.350%	05/04/21		405	405,966
Sr. Unsec’d. Notes, 144A
1.450%	03/02/26		1,135	1,125,748
Daimler International Finance BV (Germany),
Gtd. Notes, EMTN
0.250%	08/09/21	EUR	45	52,891
0.250%	11/06/23	EUR	130	153,569
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.370%	11/17/23(a)		1,300	1,332,926
4.140%	02/15/23(a)		1,055	1,094,893
General Motors Co.,
Sr. Unsec’d. Notes
5.400%	10/02/23		370	410,102
General Motors Financial Co., Inc.,
Gtd. Notes
3.200%	07/06/21		1,109	1,114,054
3.550%	04/09/21		95	95,033
4.000%	01/15/25		300	326,132
Sr. Unsec’d. Notes
5.200%	03/20/23		1,770	1,919,526
Hyundai Capital Services, Inc. (South Korea),
Sr. Unsec’d. Notes
3.625%	08/29/27		230	250,254
Nissan Motor Acceptance Corp.,
Sr. Unsec’d. Notes, 144A
2.000%	03/09/26		1,300	1,294,309
Nissan Motor Co. Ltd. (Japan),
Sr. Unsec’d. Notes
1.940%	09/15/23	EUR	120	147,151
Sr. Unsec’d. Notes, 144A
3.043%	09/15/23(a)		1,271	1,330,603
3.522%	09/17/25(a)		852	902,673
4.345%	09/17/27		490	533,791
RCI Banque SA (France),
Sr. Unsec’d. Notes, EMTN
0.750%	04/10/23	EUR	690	819,596
Stellantis NV,
Sr. Unsec’d. Notes
3.375%	07/07/23	EUR	215	268,799
Sr. Unsec’d. Notes, EMTN
0.625%	03/30/27	EUR	130	152,008
Traton Finance Luxembourg SA (Germany),
Gtd. Notes, EMTN
0.125%	03/24/25	EUR	300	351,747
Volkswagen Bank GmbH (Germany),
Sr. Unsec’d. Notes, EMTN
1.875%	01/31/24	EUR	600	739,008
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
2.700%	09/26/22		200	206,513

A6

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
Volkswagen Leasing GmbH (Germany),
Gtd. Notes, EMTN
1.000%	02/16/23	EUR	700	$836,428
Volvo Treasury AB (Sweden),
Gtd. Notes, EMTN
0.000%	02/11/23	EUR	100	117,641
Gtd. Notes, EMTN, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.000%)
0.108%(c)	09/13/21	EUR	300	352,407
				16,793,055
Auto Parts & Equipment — 0.2%
Conti-Gummi Finance BV (Germany),
Gtd. Notes
1.125%	09/25/24	EUR	140	169,647
ZF Finance GmbH (Germany),
Gtd. Notes, EMTN
3.000%	09/21/25	EUR	400	495,435
ZF North America Capital, Inc. (Germany),
Gtd. Notes, 144A
4.500%	04/29/22		284	291,411
				956,493
Banks — 6.7%
ABQ Finance Ltd. (Qatar),
Gtd. Notes, EMTN
1.875%	09/08/25		278	277,705
Banco Bradesco SA (Brazil),
Sr. Unsec’d. Notes, 144A, MTN
2.850%	01/27/23		1,300	1,325,572
Banco de Credito del Peru (Peru),
Sub. Notes, 144A, MTN
3.125%(ff)	07/01/30(a)		50	50,050
Banco de Sabadell SA (Spain),
Sr. Unsec’d. Notes
0.625%(ff)	11/07/25	EUR	200	235,853
1.125%(ff)	03/11/27	EUR	100	120,478
Banco do Brasil Cayman (Brazil),
Sr. Unsec’d. Notes, EMTN
4.750%	03/20/24		200	212,069
Banco Internacional del Peru SAA Interbank (Peru),
Sr. Unsec’d. Notes, 144A
3.250%	10/04/26		100	103,384
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
1.849%	03/25/26		1,000	998,025
2.746%	05/28/25		600	627,643
Bank Leumi Le-Israel BM (Israel),
Sub. Notes, 144A
3.275%(ff)	01/29/31		210	214,311
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
1.197%(ff)	10/24/26		1,300	1,282,305
1.319%(ff)	06/19/26(a)		610	607,892
3.875%	08/01/25		1,000	1,106,666
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, Series N
1.658%(ff)	03/11/27		1,300	$1,304,052
Banque Federative du Credit Mutuel SA (France),
Sr. Unsec’d. Notes, EMTN
0.125%	02/05/24	EUR	200	236,577
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
1.007%(ff)	12/10/24		670	670,200
3.650%	03/16/25		640	690,242
4.610%(ff)	02/15/23		810	836,827
Sr. Unsec’d. Notes, EMTN
3.375%(ff)	04/02/25	EUR	100	128,126
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
1.323%(ff)	01/13/27		875	856,550
Sr. Unsec’d. Notes, EMTN
0.750%	11/11/22	EUR	300	358,240
BPCE SA (France),
Sr. Unsec’d. Notes
0.625%	04/28/25	EUR	100	120,324
Chong Hing Bank Ltd. (China),
Sub. Notes
3.876%(ff)	07/26/27		200	201,287
CIT Group, Inc.,
Sr. Unsec’d. Notes
3.929%(ff)	06/19/24(a)		344	363,356
CITIC Ltd. (China),
Sr. Unsec’d. Notes, EMTN
3.875%	02/28/27		306	331,104
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.106%(ff)	04/08/26		1,400	1,495,212
CMB Wing Lung Bank Ltd. (Hong Kong),
Sub. Notes, EMTN
3.750%(ff)	11/22/27		285	292,638
Commerzbank AG (Germany),
Sr. Unsec’d. Notes, EMTN
0.750%(ff)	03/24/26	EUR	100	118,777
Credit Agricole SA (France),
Sr. Unsec’d. Notes, 144A
1.247%(ff)	01/26/27		1,370	1,339,409
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
1.305%(ff)	02/02/27		795	768,920
Dah Sing Bank Ltd. (Hong Kong),
Sub. Notes, EMTN
4.250%(ff)	11/30/26		200	202,669
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
1.621%(ff)	09/11/26		1,685	1,664,283
3.001%(ff)	09/20/22		1,220	1,232,416
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
1.447%(ff)	04/01/25		345	344,932
Sr. Unsec’d. Notes, EMTN
1.000%(ff)	11/19/25	EUR	200	238,171

A7

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes, 144A
1.125%	04/09/26		2,574	$2,572,833
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes, EMTN, 3 Month EURIBOR + 0.550%
0.002%(c)	04/21/23	EUR	340	399,518
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
3.950%(ff)	05/18/24		200	213,477
ICICI Bank Ltd. (India),
Sr. Unsec’d. Notes, EMTN
4.000%	03/18/26		200	215,531
ING Bank NV (Netherlands),
Sr. Unsec’d. Notes, MTN
0.000%(cc)	04/08/22	EUR	400	471,380
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
1.726%(ff)	04/01/27		245	245,195
Sr. Unsec’d. Notes, EMTN
0.100%(ff)	09/03/25	EUR	100	117,263
1.000%	09/20/23	EUR	300	362,190
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.083%(ff)	04/22/26		1,715	1,761,598
Sr. Unsec’d. Notes, EMTN
1.500%	01/27/25	EUR	120	148,777
Kasikornbank PCL (Thailand),
Sub. Notes, EMTN
3.343%(ff)	10/02/31		200	204,410
KBC Group NV (Belgium),
Sr. Unsec’d. Notes, EMTN
1.125%	01/25/24	EUR	300	363,583
Landesbank Baden-Wuerttemberg (Germany),
Sub. Notes, EMTN
2.875%(ff)	05/27/26	EUR	230	270,706
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
1.326%(ff)	06/15/23(a)		375	378,575
Macquarie Bank Ltd. (Australia),
Sub. Notes
4.875%	06/10/25		200	221,652
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes, EMTN
0.523%	06/10/24	EUR	310	369,605
Natwest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
2.359%(ff)	05/22/24		630	649,476
3.875%	09/12/23		800	857,923
Samba Funding Ltd. (Saudi Arabia),
Gtd. Notes
2.900%	01/29/27		294	307,564
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
3.373%(ff)	01/05/24		565	590,659
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
0.991%(ff)	01/12/25		680	$676,604
1.214%(ff)	03/23/25		315	316,123
1.456%(ff)	01/14/27		430	419,873
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, EMTN
0.375%	04/25/24	EUR	235	279,684
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, EMTN
0.250%(ff)	01/29/26	EUR	200	235,296
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A
2.569%(ff)	09/22/26		375	376,786
Sub. Notes, EMTN
6.950%	10/31/22	EUR	365	471,833
Westpac Banking Corp. (Australia),
Covered Bonds, 144A
3.150%	01/16/24		2,345	2,514,720
				36,969,099
Beverages — 0.1%
Asahi Group Holdings Ltd. (Japan),
Sr. Unsec’d. Notes
0.155%	10/23/24	EUR	100	117,812
Central American Bottling Corp. (Guatemala),
Gtd. Notes, 144A
5.750%	01/31/27		200	212,003
Pernod Ricard SA (France),
Sr. Unsec’d. Notes
0.000%	10/24/23	EUR	300	352,814
1.125%	04/07/25	EUR	100	122,421
				805,050
Building Materials — 0.1%
Carrier Global Corp.,
Sr. Unsec’d. Notes
2.242%	02/15/25		135	139,895
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
5.200%	09/17/30		200	216,650
CRH Finland Services OYJ (Ireland),
Gtd. Notes, EMTN
0.875%	11/05/23	EUR	200	240,535
Holcim Finance Luxembourg SA (Switzerland),
Gtd. Notes, EMTN
0.125%	07/19/27	EUR	125	144,419
				741,499
Chemicals — 0.3%
Equate Petrochemical BV (Kuwait),
Gtd. Notes, 144A, MTN
4.250%	11/03/26		200	217,653
Gtd. Notes, EMTN
4.250%	11/03/26		229	249,213

A8

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Chemicals (cont’d.)
GCP Applied Technologies, Inc.,
Gtd. Notes, 144A
5.500%	04/15/26		250	$257,149
LYB International Finance III LLC,
Gtd. Notes
1.250%	10/01/25		310	306,361
Nutrition & Biosciences, Inc.,
Gtd. Notes, 144A
1.230%	10/01/25		274	269,474
Phosagro OAO Via Phosagro Bond Funding DAC (Russia),
Sr. Unsec’d. Notes, 144A
3.050%	01/23/25		200	205,090
				1,504,940
Commercial Services — 0.7%
Amadeus IT Group SA (Spain),
Sr. Unsec’d. Notes, EMTN, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.000%)
0.115%(c)	02/09/23	EUR	1,100	1,291,336
Sr. Unsec’d. Notes, EMTN
2.500%	05/20/24	EUR	300	376,662
Global Payments, Inc.,
Sr. Unsec’d. Notes
1.200%	03/01/26		735	721,070
Graham Holdings Co.,
Gtd. Notes, 144A
5.750%	06/01/26		250	261,210
Motability Operations Group PLC (United Kingdom),
Gtd. Notes, EMTN
1.625%	06/09/23	EUR	360	439,491
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sr. Sec’d. Notes, 144A
5.750%	04/15/26		500	540,184
				3,629,953
Computers — 0.0%
Capgemini SE (France),
Sr. Unsec’d. Notes
0.625%	06/23/25	EUR	200	240,434
Distribution/Wholesale — 0.0%
Li & Fung Ltd. (Hong Kong),
Sr. Unsec’d. Notes, EMTN
4.500%	08/18/25		200	204,151
Diversified Financial Services — 1.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
2.875%	08/14/24(a)		450	465,920
3.300%	01/23/23(a)		385	398,878
3.500%	05/26/22		800	821,288
3.500%	01/15/25		750	787,232
4.625%	07/01/22		150	156,495
Air Lease Corp.,
Sr. Unsec’d. Notes
3.375%	06/01/21		1,335	1,340,952
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Aviation Capital Group LLC,
Sr. Unsec’d. Notes, 144A
1.950%	01/30/26		440	$428,733
Azure Nova International Finance Ltd. (China),
Gtd. Notes, EMTN
4.250%	03/21/27		309	341,976
BOC Aviation Ltd. (Singapore),
Sr. Unsec’d. Notes, EMTN
3.500%	09/18/27		297	314,357
CDBL Funding 1 (China),
Gtd. Notes, EMTN
3.500%	10/24/27		300	319,005
China Cinda Finance 2017 I Ltd. (China),
Gtd. Notes, EMTN
4.400%	03/09/27		313	348,169
CICC Hong Kong Finance 2016 MTN Ltd. (China),
Gtd. Notes, EMTN
2.000%	01/26/26		200	198,637
FCA Bank SpA (Italy),
Sr. Unsec’d. Notes, EMTN
0.125%	11/16/23	EUR	100	117,608
0.500%	09/18/23	EUR	190	225,319
Haitong International Securities Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes
3.125%	05/18/25		218	224,419
ICBCIL Finance Co. Ltd. (China),
Sr. Unsec’d. Notes, EMTN
3.625%	11/15/27		301	323,947
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes
3.011%	12/23/10(d)		4,200	42,840
LSEGA Financing PLC (United Kingdom),
Gtd. Notes, 144A
1.375%	04/06/26		1,100	1,089,238
Mirae Asset Daewoo Co. Ltd. (South Korea),
Sr. Unsec’d. Notes
2.625%	07/30/25		216	219,236
Ocean Laurel Co. Ltd. (China),
Gtd. Notes
2.375%	10/20/25		276	272,452
OMERS Finance Trust (Canada),
Gtd. Notes, 144A
1.100%	03/26/26		1,245	1,241,424
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, EMTN
3.750%	06/18/24		200	211,596
PSA Banque France SA (France),
Sr. Unsec’d. Notes, EMTN
0.000%	01/22/25	EUR	200	233,890
REC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
3.875%	07/07/27		200	210,337
				10,333,948

A9

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric — 2.3%
ACEA SpA (Italy),
Sr. Unsec’d. Notes, EMTN
0.000%	09/28/25	EUR	150	$175,987
Adani Transmission Ltd. (India),
Sr. Sec’d. Notes
4.000%	08/03/26		200	213,107
AES Panama Generation Holdings SRL (Panama),
Sr. Sec’d. Notes, 144A
4.375%	05/31/30		200	207,354
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.250%	06/01/26		269	277,070
Dominion Energy, Inc.,
Jr. Sub. Notes
2.715%	08/15/21		770	776,507
E.ON International Finance BV (Germany),
Gtd. Notes, EMTN
0.750%	11/30/22	EUR	80	95,090
E.ON SE (Germany),
Sr. Unsec’d. Notes, EMTN
0.000%	10/24/22	EUR	390	459,100
Enel Finance International NV (Italy),
Gtd. Notes, EMTN
0.000%	06/17/24	EUR	510	601,187
Enexis Holding NV (Netherlands),
Sr. Unsec’d. Notes, EMTN
3.375%	01/26/22	EUR	200	241,439
Engie SA (France),
Sr. Unsec’d. Notes, EMTN
0.375%	02/28/23	EUR	300	355,284
ESB Finance DAC (Ireland),
Gtd. Notes, EMTN
3.494%	01/12/24	EUR	205	264,242
Exelon Corp.,
Sr. Unsec’d. Notes
2.450%	04/15/21		625	625,268
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series A
3.350%	07/15/22		557	566,608
National Grid Electricity Transmission PLC (United Kingdom),
Sr. Unsec’d. Notes
0.190%	01/20/25	EUR	195	229,945
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
0.650%	03/01/23		1,895	1,900,749
NextEra Energy Operating Partners LP,
Gtd. Notes, 144A
4.250%	07/15/24		250	263,130
NRG Energy, Inc.,
Gtd. Notes
6.625%	01/15/27		200	208,536
NTPC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
3.750%	04/03/24		200	211,853
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Pacific Gas & Electric Co.,
First Mortgage, 3 Month LIBOR + 1.375%
1.573%(c)	11/15/21		1,350	$1,352,218
Sr. Sec’d. Notes
1.367%	03/10/23		2,670	2,670,507
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes, EMTN
4.125%	05/15/27		232	249,067
RTE Reseau de Transport d’Electricite SADIR (France),
Sr. Unsec’d. Notes, EMTN
1.625%	10/08/24	EUR	100	124,159
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.625%	02/15/27		495	514,953
				12,583,360
Electrical Components & Equipment — 0.1%
Eaton Capital Unlimited Co.,
Gtd. Notes
0.021%	05/14/21	EUR	330	387,022
Schneider Electric SE (France),
Sr. Unsec’d. Notes, EMTN
0.000%	06/12/23	EUR	200	235,856
				622,878
Electronics — 0.0%
Amphenol Technologies Holding GmbH,
Gtd. Notes
0.750%	05/04/26	EUR	185	224,110
Energy-Alternate Sources — 0.2%
Contemporary Ruiding Development Ltd. (China),
Gtd. Notes
1.875%	09/17/25		250	248,564
Greenko Mauritius Ltd. (India),
Gtd. Notes
6.250%	02/21/23		200	206,379
SK Battery America, Inc. (South Korea),
Gtd. Notes
2.125%	01/26/26		200	193,504
TerraForm Power Operating LLC,
Gtd. Notes, 144A
4.250%	01/31/23		250	258,104
				906,551
Engineering & Construction — 0.1%
Heathrow Funding Ltd. (United Kingdom),
Sr. Sec’d. Notes
1.500%	10/12/27	EUR	400	489,740
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
4.250%	10/31/26		200	212,242
				701,982

A10

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Environmental Control — 0.1%
GFL Environmental, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.750%	08/01/25(a)		550	$558,183
Foods — 0.2%
China Mengniu Dairy Co. Ltd. (China),
Sr. Unsec’d. Notes
1.875%	06/17/25		200	198,911
General Mills, Inc.,
Sr. Unsec’d. Notes
0.450%	01/15/26	EUR	100	119,112
Kraft Heinz Foods Co.,
Gtd. Notes
3.875%	05/15/27		480	524,970
				842,993
Forest Products & Paper — 0.0%
Inversiones CMPC SA (Chile),
Gtd. Notes, 144A
3.850%	01/13/30		200	212,989
Gas — 0.5%
APT Pipelines Ltd. (Australia),
Gtd. Notes
4.250%	07/15/27		320	354,678
ONE Gas, Inc.,
Sr. Unsec’d. Notes
1.100%	03/11/24		2,000	2,001,439
Redexis Gas Finance BV (Spain),
Gtd. Notes, EMTN
1.875%	05/28/25	EUR	100	124,449
Snam SpA (Italy),
Sr. Unsec’d. Notes, EMTN
0.000%	08/15/25	EUR	110	129,064
				2,609,630
Healthcare-Products — 0.3%
Abbott Ireland Financing DAC,
Gtd. Notes
0.100%	11/19/24	EUR	230	271,625
0.875%	09/27/23	EUR	300	361,076
Becton Dickinson Euro Finance Sarl,
Gtd. Notes
1.208%	06/04/26	EUR	150	184,637
Danaher Corp.,
Sr. Unsec’d. Notes
1.700%	03/30/24	EUR	115	142,007
Medtronic Global Holdings SCA,
Gtd. Notes
0.000%	10/15/25	EUR	161	188,405
Gtd. Notes, EMTN
0.000%	12/02/22	EUR	385	453,710
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.000%	04/15/25	EUR	185	233,417
				1,834,877
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Services — 0.8%
Centene Corp.,
Sr. Unsec’d. Notes, 144A
5.375%	08/15/26(a)		850	$898,097
Fresenius Finance Ireland PLC (Germany),
Gtd. Notes
0.000%	10/01/25	EUR	170	198,368
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25		840	937,157
5.375%	09/01/26		280	316,317
5.875%	02/15/26		865	994,749
Sr. Sec’d. Notes
5.250%	04/15/25		500	571,568
IQVIA, Inc.,
Gtd. Notes, 144A
5.000%	05/15/27		250	264,045
PeaceHealth Obligated Group,
Sr. Unsec’d. Notes, Series 2020
1.375%	11/15/25		168	167,835
				4,348,136
Home Builders — 0.4%
KB Home,
Gtd. Notes
7.625%	05/15/23		1,100	1,193,888
Lennar Corp.,
Gtd. Notes
5.250%	06/01/26		695	798,457
PulteGroup, Inc.,
Gtd. Notes
5.000%	01/15/27		176	202,872
				2,195,217
Insurance — 0.2%
China Life Insurance Overseas Co. Ltd. (Hong Kong),
Sub. Notes
3.350%(ff)	07/27/27		287	292,939
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
1.349%	09/21/26	EUR	235	291,947
Vigorous Champion International Ltd. (China),
Gtd. Notes, EMTN
2.750%	06/02/25		215	219,395
ZhongAn Online P&C Insurance Co. Ltd. (China),
Sr. Unsec’d. Notes
3.500%	03/08/26		212	215,559
				1,019,840
Internet — 0.5%
Baidu, Inc. (China),
Sr. Unsec’d. Notes
2.875%	07/06/22		1,055	1,080,777
3.625%	07/06/27		250	272,312
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
0.100%	03/08/25	EUR	210	247,080

A11

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Internet (cont’d.)
Meituan (China),
Sr. Unsec’d. Notes
2.125%	10/28/25	200	$198,701
Netflix, Inc.,
Sr. Unsec’d. Notes
5.875%	02/15/25(a)	500	572,628
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, EMTN
3.595%	01/19/28	200	212,988
VeriSign, Inc.,
Sr. Unsec’d. Notes
5.250%	04/01/25	122	137,438
			2,721,924
Investment Companies — 0.1%
Huarong Finance 2017 Co. Ltd. (China),
Gtd. Notes, EMTN
4.250%	11/07/27	226	241,532
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
6.375%	12/15/25	250	258,241
			499,773
Iron/Steel — 0.0%
Nucor Corp.,
Sr. Unsec’d. Notes
2.000%	06/01/25	90	92,584
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes
2.400%	06/15/25	55	57,374
Vale Overseas Ltd. (Brazil),
Gtd. Notes
3.750%	07/08/30	80	83,740
			233,698
Lodging — 0.3%
Champion Path Holdings Ltd. (Macau),
Gtd. Notes
4.500%	01/27/26	200	208,598
Fortune Star BVI Ltd. (China),
Gtd. Notes
5.950%	10/19/25	200	209,256
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.875%	04/01/27(a)	745	777,196
MGM Resorts International,
Gtd. Notes
7.750%	03/15/22	250	263,606
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
3.800%	01/08/26	200	212,279
			1,670,935
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Machinery-Diversified — 0.0%
KION Group AG (Germany),
Sr. Unsec’d. Notes, EMTN
1.625%	09/24/25	EUR	200	$244,086
Media — 1.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	05/01/27		850	898,677
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.500%	02/01/24		76	83,156
4.908%	07/23/25		1,000	1,134,872
CSC Holdings LLC,
Gtd. Notes, 144A
5.500%	05/15/26		450	464,066
Informa PLC (United Kingdom),
Gtd. Notes, EMTN
1.500%	07/05/23	EUR	400	483,027
2.125%	10/06/25	EUR	705	873,056
RELX Finance BV (United Kingdom),
Gtd. Notes
0.000%	03/18/24	EUR	120	141,263
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
4.625%	07/15/24		250	257,346
5.375%	07/15/26(a)		450	464,896
Sky Ltd. (United Kingdom),
Gtd. Notes, EMTN
1.500%	09/15/21	EUR	225	266,025
ViacomCBS, Inc.,
Sr. Unsec’d. Notes
3.875%	04/01/24		255	274,802
Videotron Ltd. (Canada),
Gtd. Notes, 144A
5.125%	04/15/27		200	211,332
Ziggo BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.500%	01/15/27		500	520,589
				6,073,107
Mining — 0.3%
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
4.125%	04/15/21		200	200,168
Glencore Funding LLC (Australia),
Gtd. Notes
3.875%	10/27/27		235	258,082
Gtd. Notes, 144A
1.625%	09/01/25		400	399,716
Gold Fields Orogen Holdings BVI Ltd. (South Africa),
Gtd. Notes, 144A
5.125%	05/15/24		200	217,785
Nexa Resources SA (Peru),
Gtd. Notes, 144A
5.375%	05/04/27		200	218,184

A12

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Mining (cont’d.)
Vedanta Resources Finance II PLC (India),
Gtd. Notes
13.875%	01/21/24		200	$216,419
				1,510,354
Miscellaneous Manufacturing — 0.4%
Illinois Tool Works, Inc.,
Sr. Unsec’d. Notes
0.250%	12/05/24	EUR	280	332,758
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes, 144A
1.200%	03/11/26		555	548,651
Gtd. Notes, EMTN
0.000%	09/05/21	EUR	550	646,100
0.375%	09/06/23	EUR	400	476,851
				2,004,360
Office/Business Equipment — 0.2%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
4.125%	05/01/25(a)		1,300	1,352,386
Oil & Gas — 1.4%
BPRL International Singapore Pte Ltd. (India),
Gtd. Notes, EMTN
4.375%	01/18/27		200	211,174
Diamondback Energy, Inc.,
Gtd. Notes
0.900%	03/24/23		745	745,442
2.875%	12/01/24(a)		600	633,063
4.750%	05/31/25		700	782,429
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
5.375%	06/26/26		240	268,164
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	01/30/26		250	259,855
Hindustan Petroleum Corp. Ltd. (India),
Sr. Unsec’d. Notes
4.000%	07/12/27		200	212,971
Indian Oil Corp. Ltd. (India),
Sr. Unsec’d. Notes
4.750%	01/16/24		200	216,805
Leviathan Bond Ltd. (Israel),
Sr. Sec’d. Notes, 144A
5.750%	06/30/23		116	121,826
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.900%	08/15/24		180	177,771
Oil India Ltd. (India),
Sr. Unsec’d. Notes
5.375%	04/17/24		250	277,237
ONGC Videsh Vankorneft Pte Ltd. (India),
Gtd. Notes
3.750%	07/27/26		200	211,884
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Ovintiv Exploration, Inc.,
Gtd. Notes
5.625%	07/01/24	760	$834,870
PBF Holding Co. LLC/PBF Finance Corp.,
Sr. Sec’d. Notes, 144A
9.250%	05/15/25(a)	250	255,438
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, EMTN
3.100%	08/27/30	211	211,542
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.299%	01/27/25	103	113,507
7.375%	01/17/27	100	118,881
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.950%	01/28/31	370	354,183
6.840%	01/23/30	110	111,509
Gtd. Notes, MTN
6.875%	08/04/26	120	128,436
Petronas Capital Ltd. (Malaysia),
Gtd. Notes, 144A, MTN
3.500%	04/21/30	200	213,981
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.125%	01/15/26	435	427,691
PTTEP Treasury Center Co. Ltd. (Thailand),
Gtd. Notes, EMTN
2.587%	06/10/27	250	257,284
Saudi Arabian Oil Co. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
2.250%	11/24/30	220	210,861
Sr. Unsec’d. Notes, 144A, MTN
2.875%	04/16/24	275	289,304
Sinopec Group Overseas Development 2017 Ltd. (China),
Gtd. Notes
3.625%	04/12/27	200	217,519
			7,863,627
Oil & Gas Services — 0.0%
Halliburton Co.,
Sr. Unsec’d. Notes
3.800%	11/15/25(a)	32	35,215
Schlumberger Finance Canada Ltd.,
Gtd. Notes
1.400%	09/17/25	215	215,291
			250,506
Packaging & Containers — 0.5%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes, 144A
4.125%	08/15/26	350	359,322
Ball Corp.,
Gtd. Notes
5.250%	07/01/25(a)	872	985,873

A13

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Packaging & Containers (cont’d.)
Crown Americas LLC/Crown Americas Capital Corp. VI,
Gtd. Notes
4.750%	02/01/26		250	$259,482
Sealed Air Corp.,
Gtd. Notes, 144A
5.125%	12/01/24		355	384,479
SIG Combibloc PurchaseCo Sarl (Switzerland),
Gtd. Notes
1.875%	06/18/23	EUR	485	588,172
2.125%	06/18/25	EUR	100	123,428
WRKCo, Inc.,
Gtd. Notes
3.750%	03/15/25		245	266,885
				2,967,641
Pharmaceuticals — 0.7%
AbbVie, Inc.,
Sr. Unsec’d. Notes
1.250%	06/01/24	EUR	100	121,594
1.500%	11/15/23	EUR	410	500,257
2.950%	11/21/26		1,399	1,489,270
Bayer AG (Germany),
Sr. Unsec’d. Notes
0.050%	01/12/25	EUR	300	350,866
Bayer Capital Corp. BV (Germany),
Gtd. Notes
1.500%	06/26/26	EUR	200	248,041
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
1.401%	05/24/23	EUR	100	120,775
Merck Financial Services GmbH (Germany),
Gtd. Notes, EMTN
0.005%	12/15/23	EUR	300	353,374
Upjohn Finance BV,
Gtd. Notes
0.816%	06/23/22	EUR	370	438,818
				3,622,995
Pipelines — 1.5%
Energy Transfer Operating LP,
Gtd. Notes
2.900%	05/15/25		360	375,163
3.600%	02/01/23		370	385,419
4.250%	03/15/23		2,385	2,516,601
4.500%	04/15/24		132	143,850
5.875%	01/15/24		600	668,303
EQM Midstream Partners LP,
Sr. Unsec’d. Notes
4.750%	07/15/23		250	259,544
GNL Quintero SA (Chile),
Sr. Unsec’d. Notes
4.634%	07/31/29		210	229,545
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.250%	09/01/24		167	183,844
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
MPLX LP,
Sr. Unsec’d. Notes
1.750%	03/01/26	1,660	$1,658,574
3.500%	12/01/22	535	558,918
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.750%	05/15/24	497	561,565
Spectra Energy Partners LP,
Gtd. Notes
4.750%	03/15/24	200	220,495
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.875%	04/15/26(a)	350	366,750
			8,128,571
Real Estate — 0.8%
China Aoyuan Group Ltd. (China),
Sr. Sec’d. Notes
6.350%	02/08/24	200	200,559
China Evergrande Group (China),
Sr. Sec’d. Notes
9.500%	04/11/22	200	192,220
CIFI Holdings Group Co. Ltd. (China),
Gtd. Notes
5.950%	10/20/25	200	212,449
Country Garden Holdings Co. Ltd. (China),
Sr. Sec’d. Notes
5.625%	12/15/26	200	223,213
Esic Sukuk Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
3.939%	07/30/24	200	208,711
Fantasia Holdings Group Co. Ltd. (China),
Sr. Sec’d. Notes
10.875%	01/09/23	200	199,190
GAIF Bond Issuer Pty Ltd. (Australia),
Gtd. Notes
3.400%	09/30/26	29	31,194
Hysan MTN Ltd. (Hong Kong),
Gtd. Notes, EMTN
2.875%	06/02/27	288	301,036
Kaisa Group Holdings Ltd. (China),
Sr. Sec’d. Notes
10.875%	07/23/23	200	208,100
Longfor Group Holdings Ltd. (China),
Sr. Unsec’d. Notes
3.375%	04/13/27	200	208,013
3.900%	04/16/23	200	209,421
Mirvac Group Finance Ltd. (Australia),
Gtd. Notes, EMTN
3.625%	03/18/27	299	319,609
Redsun Properties Group Ltd. (China),
Gtd. Notes
9.700%	04/16/23	200	208,034
Shimao Group Holdings Ltd. (China),
Sr. Unsec’d. Notes
5.600%	07/15/26	200	215,943

A14

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate (cont’d.)
Sino-Ocean Land Treasure Finance II Ltd. (China),
Gtd. Notes
5.950%	02/04/27		200	$222,826
Sunac China Holdings Ltd. (China),
Sr. Sec’d. Notes
6.650%	08/03/24		200	205,162
Times China Holdings Ltd. (China),
Sr. Sec’d. Notes
6.200%	03/22/26		200	203,504
Vanke Real Estate Hong Kong Co. Ltd. (China),
Sr. Unsec’d. Notes, EMTN
3.975%	11/09/27		228	245,501
Vonovia Finance BV (Germany),
Gtd. Notes, EMTN
0.125%	04/06/23	EUR	300	353,789
1.625%	04/07/24	EUR	200	245,744
				4,414,218
Real Estate Investment Trusts (REITs) — 1.0%
American Tower Corp.,
Sr. Unsec’d. Notes
2.400%	03/15/25		370	385,776
Crown Castle International Corp.,
Sr. Unsec’d. Notes
1.350%	07/15/25		885	882,657
CyrusOne LP/CyrusOne Finance Corp.,
Gtd. Notes
1.450%	01/22/27	EUR	100	118,152
Digital Dutch Finco BV,
Gtd. Notes
0.625%	07/15/25	EUR	340	406,652
Equinix, Inc.,
Sr. Unsec’d. Notes
1.000%	09/15/25		600	588,421
1.250%	07/15/25		756	749,824
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
5.625%	05/01/24(a)		875	940,342
Simon International Finance SCA,
Gtd. Notes
1.375%	11/18/22	EUR	210	251,274
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
4.250%	12/01/26		900	921,351
				5,244,449
Retail — 0.3%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
5.750%	04/15/25		350	371,849
7-Eleven, Inc.,
Sr. Unsec’d. Notes, 144A
0.800%	02/10/24		700	697,902
0.950%	02/10/26		380	370,039
				1,439,790
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Semiconductors — 0.5%
Broadcom, Inc.,
Gtd. Notes
4.700%	04/15/25		1,350	$1,522,070
Microchip Technology, Inc.,
Gtd. Notes, 144A
4.250%	09/01/25(a)		350	365,750
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands),
Gtd. Notes, 144A
2.700%	05/01/25		50	52,454
3.875%	06/18/26		500	550,011
				2,490,285
Software — 0.6%
Amadeus Capital Markets SA (Spain),
Gtd. Notes, EMTN
1.625%	11/17/21	EUR	200	236,102
CDK Global, Inc.,
Sr. Unsec’d. Notes
4.875%	06/01/27(a)		500	523,464
Dun & Bradstreet Corp. (The),
Sr. Sec’d. Notes, 144A
6.875%	08/15/26		210	224,980
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
0.125%	12/03/22	EUR	430	506,617
Nuance Communications, Inc.,
Gtd. Notes
5.625%	12/15/26		250	262,217
Oracle Corp.,
Sr. Unsec’d. Notes
1.650%	03/25/26(a)		1,640	1,651,802
				3,405,182
Storage/Warehousing — 0.0%
GLP China Holdings Ltd. (China),
Sr. Unsec’d. Notes, EMTN
2.950%	03/29/26		200	199,310
Telecommunications — 1.3%
AT&T, Inc.,
Sr. Unsec’d. Notes
1.050%	09/05/23	EUR	270	324,857
1.700%	03/25/26		1,125	1,125,100
Bharti Airtel Ltd. (India),
Sr. Unsec’d. Notes
4.375%	06/10/25		200	214,997
Level 3 Financing, Inc.,
Gtd. Notes
5.250%	03/15/26(a)		650	669,312
Sprint Corp.,
Gtd. Notes
7.875%	09/15/23		815	931,269
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
3.360%	03/20/23		54	54,813
4.738%	09/20/29		860	925,165

A15

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Telecom Italia SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.303%	05/30/24		250	$270,911
Telenor ASA (Norway),
Sr. Unsec’d. Notes, EMTN
0.000%	09/25/23	EUR	140	165,085
Telesat Canada/Telesat LLC (Canada),
Sr. Sec’d. Notes, 144A
4.875%	06/01/27		250	250,361
T-Mobile USA, Inc.,
Sr. Sec’d. Notes, 144A
1.500%	02/15/26		243	240,683
VEON Holdings BV (Netherlands),
Sr. Unsec’d. Notes, 144A
3.375%	11/25/27		200	197,561
4.000%	04/09/25		200	207,440
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
0.750%	03/22/24		285	285,383
1.450%	03/20/26		515	515,330
1.750%	01/20/31		545	507,427
Viasat, Inc.,
Sr. Sec’d. Notes, 144A
5.625%	04/15/27(a)		250	262,292
				7,147,986
Transportation — 0.0%
Yunda Holding Investment Ltd. (China),
Gtd. Notes
2.250%	08/19/25		209	206,324
Trucking & Leasing — 0.2%
CMB International Leasing Management Ltd. (China),
Sr. Unsec’d. Notes, EMTN
1.875%	08/12/25		207	204,530
2.000%	02/04/26		200	197,607
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
1.200%	11/15/25(a)		970	952,896
				1,355,033
Water — 0.1%
Veolia Environnement SA (France),
Sr. Unsec’d. Notes, EMTN
0.672%	03/30/22	EUR	400	472,442

Total Corporate Bonds (cost $169,855,661)				172,235,822
Municipal Bond — 0.1%
New Jersey
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, Series B
1.047%	01/01/26		755	740,512
(cost $755,000)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities — 4.4%
Alternative Loan Trust,
Series 2003-J03, Class 2A1
6.250%	12/25/33		9	$9,392
Atlas Funding PLC (United Kingdom),
Series 2021-01, Class C
0.000%(cc)	07/25/58	GBP	100	138,055
Banc of America Alternative Loan Trust,
Series 2007-01, Class 1A1
4.533%(cc)	04/25/22		94	92,294
Banc of America Funding Trust,
Series 2004-A, Class 1A3
2.809%(cc)	09/20/34		37	37,322
Series 2005-D, Class A1
3.128%(cc)	05/25/35		56	56,298
BCAP LLC Trust,
Series 2011-RR04, Class 7A1, 144A
5.250%	04/26/37		307	257,792
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-01, Class 6A1
2.500%(cc)	04/25/33		6	6,544
Series 2003-08, Class 2A1
2.323%(cc)	01/25/34		81	83,336
Series 2003-09, Class 2A1
2.876%(cc)	02/25/34		48	48,571
Series 2004-08, Class 13A1
3.022%(cc)	11/25/34		1,141	984,783
Bear Stearns ALT-A Trust,
Series 2005-10, Class 24A1
2.726%(cc)	01/25/36		828	861,981
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-06, Class A1, 1 Year US Treasury Yield Curve Rate CMT + 2.100% (Cap 9.744%, Floor 2.100%)
2.220%(c)	09/25/35		96	100,363
Series 2005-06, Class A3, 1 Year US Treasury Yield Curve Rate CMT + 1.800% (Cap 10.972%, Floor 1.800%)
1.940%(c)	09/25/35		17	16,855
CMF PLC (United Kingdom),
Series 2020-01, Class B, 1 Month SONIA + 1.000% (Cap N/A, Floor 0.000%)
1.049%(c)	01/16/57	GBP	220	297,490
Series 2020-01, Class C, 1 Month SONIA + 1.250% (Cap N/A, Floor 0.000%)
1.299%(c)	01/16/57	GBP	100	135,389
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-25, Class 2A1, 1 Month LIBOR + 0.680% (Cap 10.500%, Floor 0.680%)
0.789%(c)	02/25/35		233	215,775
Series 2004-J09, Class 2A5
5.500%	01/25/35		283	287,187
Series 2005-03, Class 2A1, 1 Month LIBOR + 0.580% (Cap N/A, Floor 0.480%)
0.689%(c)	04/25/35		233	224,369
Series 2005-11, Class 3A1
2.619%(cc)	04/25/35		393	346,745
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-AR15, Class 2A1
3.214%(cc)	06/25/33		168	169,055

A16

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Dutch Property Finance BV (Netherlands),
Series 2021-01, Class B, 3 Month EURIBOR + 1.100% (Cap N/A, Floor 0.000%)
0.574%(c)	07/28/58	EUR	357	$418,653
Fannie Mae REMICS,
Series 1996-39, Class H
8.000%	11/25/23		2	2,374
Series 2004-11, Class A, 1 Month LIBOR + 0.120% (Cap 10.000%, Floor 0.120%)
0.229%(c)	03/25/34		39	39,276
Series 2006-05, Class 3A2
2.314%(cc)	05/25/35		42	42,986
FHLMC Structured Pass-Through Certificates,
Series T-57, Class 1A1
6.500%	07/25/43		661	800,439
Series T-59, Class 1A2
7.000%	10/25/43		418	492,977
FHLMC Structured Pass-Through Securities,
Series T-61, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.400% (Cap N/A, Floor 1.400%)
1.659%(c)	07/25/44		345	348,441
Series T-62, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.200% (Cap N/A, Floor 1.200%)
1.459%(c)	10/25/44		1,263	1,281,700
Finsbury Square PLC (United Kingdom),
Series 2020-01A, Class C, 144A, 3 Month SONIA + 1.350% (Cap N/A, Floor 0.000%)
1.399%(c)	03/16/70	GBP	100	136,863
Freddie Mac REMICS,
Series 4459, Class BN
3.000%	08/15/43		814	866,732
Gemgarto PLC (United Kingdom),
Series 2021-01X, Class C
0.000%(cc)	12/16/67	GBP	184	254,174
Gosforth Funding PLC (United Kingdom),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.450% (Cap N/A, Floor 0.000%)
0.638%(c)	08/25/60		527	528,085
GreenPoint Mortgage Funding Trust,
Series 2005-AR02, Class A1, 1 Month LIBOR + 0.460% (Cap 10.500%, Floor 0.460%)
0.569%(c)	06/25/45		153	131,308
GS Mortgage-Backed Securities Corp. Trust,
Series 2020-PJ04, Class A2, 144A
3.000%(cc)	01/25/51		601	608,649
GSR Mortgage Loan Trust,
Series 2004-07, Class 1A1
3.040%(cc)	06/25/34		19	19,298
Series 2005-AR07, Class 5A1
3.147%(cc)	11/25/35		162	154,523
Harborview Mortgage Loan Trust,
Series 2004-06, Class 3A2A
3.273%(cc)	08/19/34		343	343,595
Hops Hill No. 1 PLC (United Kingdom),
Series 1, Class C
0.000%(cc)	05/27/54	GBP	100	137,826
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 1, Class D
0.000%(cc)	05/27/54	GBP	100	$138,894
JPMorgan Mortgage Trust,
Series 2006-A02, Class 5A1
2.534%(cc)	11/25/33		64	67,656
Series 2007-A01, Class 3A3
3.171%(cc)	07/25/35		92	93,444
Series 2020-07, Class A3, 144A
3.000%(cc)	01/25/51		520	525,590
Series 2020-LTV01, Class A11, 144A, 1 Month LIBOR + 1.000% (Cap 6.000%, Floor 0.000%)
1.118%(c)	06/25/50		409	412,038
Lanark Master Issuer PLC (United Kingdom),
Series 2019-01A, Class 1A1, 144A, 3 Month LIBOR + 0.770% (Cap N/A, Floor 0.000%)
0.952%(c)	12/22/69		479	479,609
Lanebrook Mortgage Transaction PLC (United Kingdom),
Series 2020-01, Class C, 3 Month SONIA + 2.250% (Cap N/A, Floor 0.000%)
2.299%(c)	06/12/57	GBP	280	391,550
New Residential Mortgage Loan Trust,
Series 2016-03A, Class A1B, 144A
3.250%(cc)	09/25/56		248	261,550
Series 2018-01A, Class A1A, 144A
4.000%(cc)	12/25/57		790	843,051
Series 2020-01A, Class A1B, 144A
3.500%(cc)	10/25/59		1,136	1,198,931
Reperforming Loan REMIC Trust,
Series 2003-R04, Class 2A, 144A
4.823%(cc)	01/25/34		133	132,901
Series 2004-R1, Class 2A, 144A
6.500%	11/25/34		37	37,217
Series 2005-R02, Class 1AF1, 144A, 1 Month LIBOR + 0.340% (Cap 9.500%, Floor 0.340%)
0.449%(c)	06/25/35		412	393,864
Residential Mortgage Securities PLC (United Kingdom),
Series 32X, Class C, 3 Month SONIA + 2.200% (Cap N/A, Floor 0.000%)
2.249%(c)	06/20/70	GBP	1,130	1,574,002
RMAC Securities No. 1 PLC (United Kingdom),
Series 2007-NS1X, Class A2A, 3 Month GBP LIBOR + 0.150% (Cap N/A, Floor 0.000%)
0.230%(c)	06/12/44	GBP	397	525,080
Seasoned Credit Risk Transfer Trust,
Series 2018-02, Class MA
3.500%	11/25/57		897	961,544
Series 2019-04, Class MA
3.000%	02/25/59		1,338	1,416,998
Sequoia Mortgage Trust,
Series 2017-CH02, Class A10, 144A
4.000%(cc)	12/25/47		115	115,022
Starwood Mortgage Residential Trust,
Series 2020-INV01, Class A1, 144A
1.027%(cc)	11/25/55		619	618,714

A17

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Structured Asset Mortgage Investments II Trust,
Series 2005-AR05, Class A1, 1 Month LIBOR + 0.500% (Cap 11.000%, Floor 0.500%)
0.610%(c)	07/19/35		151	$146,554
Tower Bridge Funding (United Kingdom),
Series 2021-01, Class C
0.000%(cc)	07/21/64	GBP	248	341,893
Series 2021-01, Class D
0.000%(cc)	07/21/64	GBP	212	292,263
Tower Bridge Funding PLC (United Kingdom),
Series 2020-01, Class C, 3 Month SONIA + 2.450% (Cap N/A, Floor 0.000%)
2.499%(c)	09/20/63	GBP	100	139,121
Series 2020-01, Class D, 3 Month SONIA + 3.450% (Cap N/A, Floor 0.000%)
3.499%(c)	09/20/63	GBP	120	167,410
Twin Bridges PLC (United Kingdom),
Series 2020-01, Class C, 3 Month SONIA + 2.250% (Cap N/A, Floor 0.000%)
2.299%(c)	12/12/54	GBP	225	311,952
Series 2020-01, Class D, 3 Month SONIA + 3.000% (Cap N/A, Floor 0.000%)
3.049%(c)	12/12/54	GBP	225	312,887
Series 2021-01, Class C
0.000%(cc)	03/12/55	GBP	276	377,918
Series 2021-01, Class D
0.000%(cc)	03/12/55	GBP	130	177,657
WaMu Mortgage Pass-Through Certificates Trust,
Series 2005-AR06, Class 2A1A, 1 Month LIBOR + 0.230% (Cap 10.500%, Floor 0.460%)
0.569%(c)	04/25/45		282	278,208
Series 2006-AR09, Class 1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.000% (Cap N/A, Floor 1.000%)
1.259%(c)	08/25/46		208	200,626
Wells Fargo Mortgage Backed Securities Trust,
Series 2020-RR01, Class A1, 144A
3.000%(cc)	05/25/50		337	342,131

Total Residential Mortgage-Backed Securities (cost $23,876,856)				24,253,770
Sovereign Bonds — 1.6%
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
3.875%	06/12/30		200	194,088
4.625%	01/13/28(a)		200	211,462
CBB International Sukuk Co. 7 SPC (Bahrain),
Sr. Unsec’d. Notes
6.875%	10/05/25		200	231,325
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
2.450%	01/31/31		413	415,138
3.240%	02/06/28		280	302,052
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24		200	212,989
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
4.500%	03/15/29	200	$218,273
8.125%	05/21/24	200	238,769
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
6.400%	06/05/49	150	157,634
Sr. Unsec’d. Notes, 144A
4.500%	01/30/30	200	201,626
4.875%	09/23/32	150	152,232
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A, MTN
6.125%	01/31/22	340	349,347
Export-Import Bank of India (India),
Sr. Unsec’d. Notes
3.375%	08/05/26	200	211,689
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, EMTN
3.750%	04/25/22	200	206,253
4.750%	01/08/26	200	226,312
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes
2.750%	07/03/30	200	209,333
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
2.659%	05/24/31(a)	474	449,214
4.500%	04/22/29	200	221,691
Sr. Unsec’d. Notes, MTN
4.125%	01/21/26	240	266,647
Morocco Government International Bond (Morocco),
Sr. Unsec’d. Notes, 144A
3.000%	12/15/32	222	208,384
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.875%	03/17/28	200	218,331
4.000%	09/22/24	200	217,941
Paraguay Government International Bond (Paraguay),
Sr. Unsec’d. Notes, 144A
2.739%	01/29/33	200	191,544
4.950%	04/28/31	200	225,495
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
1.862%	12/01/32	70	63,889
2.392%	01/23/26	372	383,032
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
3.750%	01/14/29	245	271,602
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes
4.500%	04/23/28	390	455,154
Sr. Unsec’d. Notes, 144A
4.000%	03/14/29	260	295,332
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A
3.000%	02/14/31	224	224,242
Russian Foreign Bond - Eurobond (Russia),
Sr. Unsec’d. Notes
4.750%	05/27/26	200	224,087

A18

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, EMTN
4.000%	04/17/25	200	$220,117
Sharjah Sukuk Program Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes
2.942%	06/10/27	220	223,489
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
7.750%	09/01/27	140	149,482
9.750%	11/01/28	200	232,959
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.375%	10/27/27	125	142,041

Total Sovereign Bonds (cost $8,641,559)			8,623,195
U.S. Government Agency Obligations — 5.3%
Federal Home Loan Mortgage Corp.
2.500%	11/01/27	1,494	1,565,024
4.000%	02/01/34	471	512,763
4.000%	02/01/34	539	587,745
4.000%	03/01/34	497	545,681
4.500%	07/01/47	110	122,290
4.500%	03/01/49	2,891	3,219,891
Federal Home Loan Mortgage Corp., 1 Year US Treasury Yield Curve Rate CMT + 2.225% (Cap 9.602%, Floor 2.225%)
2.350%(c)	01/01/34	8	8,636
Federal Home Loan Mortgage Corp., 1 Year US Treasury Yield Curve Rate CMT + 2.335% (Cap 13.212%, Floor 2.335%)
2.460%(c)	12/01/26	5	5,365
Federal Home Loan Mortgage Corp., 1 Year US Treasury Yield Curve Rate CMT + 2.401% (Cap 12.240%, Floor 2.401%)
3.374%(c)	07/01/29	12	12,116
Federal National Mortgage Assoc.
2.500%	11/01/31	78	81,282
2.500%	11/01/31	4,102	4,306,137
2.500%	04/01/32	16	17,227
3.000%	07/01/27	11	11,506
3.000%	02/01/30	495	525,639
3.000%	05/01/30	11	12,055
3.000%	09/01/30	988	1,049,590
3.000%	11/01/30	10	10,790
3.000%	12/01/30	16	17,049
3.000%	04/01/31	13	14,099
3.000%	12/01/31	69	72,651
3.000%	09/01/32	60	64,252
3.000%	11/01/32	680	723,104
3.000%	01/01/33	107	113,145
3.000%	01/01/33	462	489,586
3.000%	01/01/33	582	620,462
3.000%	11/01/33	561	603,673
3.500%	04/01/34	41	45,345
3.500%	04/01/34	224	246,023
4.000%	04/01/33	498	541,513
4.000%	06/01/33	373	406,354
4.000%	09/01/33	126	138,286
4.000%	09/01/33	3,062	3,267,018
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.000%	02/01/34	187	$204,796
4.000%	03/01/34	15	15,984
4.000%	03/01/34	101	108,785
4.000%	03/01/34	104	113,088
4.000%	12/01/41	165	181,026
4.500%	06/01/39	12	13,053
4.500%	08/01/40	30	34,099
4.500%	02/01/41	40	45,071
4.500%	12/01/41	115	129,647
4.500%	03/01/47	330	362,929
4.500%	05/01/47	1,066	1,174,326
4.500%	07/01/47	132	145,965
4.500%	11/01/47	1,219	1,349,526
4.500%	06/01/48	160	179,875
4.500%	11/01/48	495	551,446
4.500%	02/01/49	1,442	1,639,017
4.500%	04/01/49	397	451,041
Federal National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate CMT + 2.270% (Cap 9.520%, Floor 2.270%)
3.770%(c)	04/01/32	4	4,041
Federal National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate CMT + 2.278% (Cap 11.982%, Floor 2.278%)
2.403%(c)	12/01/29	16	16,382
Federal National Mortgage Assoc., 12 Month LIBOR + 1.590% (Cap 7.769%, Floor 1.590%)
2.769%(c)	06/01/45	1,608	1,681,759
Federal National Mortgage Assoc., 12 Month LIBOR + 1.590% (Cap 8.112%, Floor 1.590%)
3.112%(c)	06/01/45	881	922,616
Federal National Mortgage Assoc., 6 Month LIBOR + 1.345% (Cap 9.431%, Floor 1.345%)
1.595%(c)	01/01/25	1	553
Federal National Mortgage Assoc., Cost of Funds for the 11th District of San Francisco + 1.250% (Cap 15.000%, Floor 5.000%)
5.000%(c)	04/01/24	2	1,517
Government National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate CMT + 1.500% (Cap 10.500%, Floor 1.500%)
3.000%(c)	01/20/26	12	11,712
Government National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate CMT + 1.500% (Cap 11.000%, Floor 1.500%)
2.125%(c)	11/20/29	31	32,056
2.875%(c)	06/20/26	7	7,021
Government National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate CMT + 1.500% (Cap 11.500%, Floor 1.500%)
2.875%(c)	05/20/24	8	8,366
Government National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate CMT + 1.500% (Cap 12.000%, Floor 2.000%)
2.250%(c)	07/20/24	1	1,385

Total U.S. Government Agency Obligations (cost $27,930,615)			29,343,379
U.S. Treasury Obligations — 24.7%
U.S. Treasury Bonds
1.875%	02/15/41(h)	5,085	4,736,201
U.S. Treasury Notes
0.125%	05/31/22	11,000	11,003,438
0.125%	10/15/23	3,500	3,488,789

A19

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
0.125%	12/15/23	23,100	$22,998,937
0.125%	01/15/24	16,405	16,320,412
0.125%	02/15/24(a)	25,500	25,362,539
0.250%	11/15/23(a)(h)	17,000	16,992,031
0.250%	03/15/24	34,900	34,807,297
1.750%	04/30/22	800	814,344

Total U.S. Treasury Obligations (cost $136,965,026)			136,523,988

	Shares
Exchange-Traded Fund — 1.2%
iShares 0-5 Year High Yield Corporate Bond ETF(a)	144,050	6,598,931
(cost $6,313,712)

Total Long-Term Investments (cost $503,881,371)		508,615,484
Short-Term Investments — 19.1%
Affiliated Mutual Funds — 9.9%
PGIM Core Ultra Short Bond Fund(wa)	3,634,922	3,634,922
PGIM Institutional Money Market Fund (cost $50,792,280; includes $50,786,193 of cash collateral for securities on loan)(b)(wa)	50,816,910	50,791,501

Total Affiliated Mutual Funds (cost $54,427,202)		54,426,423

Interest Rate	Maturity Date	Principal Amount (000)#
Bankers Acceptance(n) — 0.3%
Royal Bank of Canada
0.192%	04/01/21	CAD	2,000	1,591,470
(cost $1,584,410)
Certificate of Deposit(n) — 0.6%
Deutsche Bank AG
0.580%	08/11/21		3,000	2,998,292
(cost $3,000,000)
Commercial Paper(n) — 6.4%
Conagra Brands, Inc.
0.400%	05/14/21		2,000	1,998,634
Enel Finance America, LLC
0.381%	08/10/21		2,000	1,997,888
0.432%	02/22/22		2,000	1,993,440
General Motors Financial Co., Inc.
0.380%	04/14/21		3,000	2,999,526
0.400%	04/19/21		1,000	999,772
0.400%	04/26/21		2,000	1,999,357
0.400%	04/27/21		2,200	2,199,264
0.400%	05/07/21		2,500	2,498,795
0.450%	05/11/21		2,010	2,008,904
0.400%	05/24/21		2,000	1,998,494
Marathon Petroleum Corp.
0.500%	05/07/21		2,500	2,499,455
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Paper(n) (continued)
NatWest Markets PLC
0.371%	01/28/22		2,500	$2,493,603
Ovintiv, Inc.
1.002%	04/01/21		3,000	2,999,933
1.001%	04/07/21		1,930	1,929,692
0.000%	04/30/21		3,000	2,997,425
VW Credit, Inc.
0.381%	02/16/22		2,000	1,993,560

Total Commercial Paper (cost $35,605,319)				35,607,742
Foreign Treasury Obligation(n) — 1.6%
Japan Treasury Bills
(0.114)%	05/17/21	JPY	1,000,000	9,032,613
(cost $9,411,807)

Options Purchased*~ — 0.3%
(cost $1,456,871)	1,776,657

Total Short-Term Investments (cost $105,485,609)	105,433,197

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—111.0% (cost $609,366,980)	614,048,681
Options Written*~ — (0.9)%
(premiums received $2,911,347)	(4,899,549)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—110.1% (cost $606,455,633)	609,149,132

Liabilities in excess of other assets(z) — (10.1)%	(56,079,340)

Net Assets — 100.0%	$553,069,792

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate

A20

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
FHLMC	Federal Home Loan Mortgage Corporation
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MTN	Medium Term Note
OTC	Over-the-counter
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
S	Semiannual payment frequency for swaps
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
USOIS	United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $1,742,826 and 0.3% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $49,789,101; cash collateral of $50,786,193 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2021.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Call	04/02/21	$132.50		26		26	$406
10 Year U.S. Treasury Notes Futures	Put	05/21/21	$131.00		65		65	70,078
Eurodollar 1-Year Mid Curve Futures	Put	09/10/21	$99.63		93		233	19,181
Eurodollar 2-Year Mid Curve Futures	Put	09/10/21	$99.50		93		233	127,294
Total Exchange Traded (cost $113,218)								$216,959

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
1- Year Interest Rate Swap, 02/26/26	Call	Bank of America, N.A.	02/24/25	1.60%	1.60%(S)	3 Month LIBOR(Q)	11,870		$44,517
1- Year Interest Rate Swap, 02/26/26	Call	Morgan Stanley & Co. International PLC	02/24/25	1.62%	1.62%(S)	3 Month LIBOR(Q)	21,020		80,966
1- Year Interest Rate Swap, 03/06/26	Call	Deutsche Bank AG	03/04/25	1.71%	1.71%(S)	3 Month LIBOR(Q)	17,070		72,056
10- Year Interest Rate Swap, 02/27/35	Call	Citibank, N.A.	02/25/25	1.49%	1.49%(S)	3 Month LIBOR(Q)	1,010		18,242
10- Year Interest Rate Swap, 06/06/35	Call	Goldman Sachs International	06/04/25	1.28%	1.28%(S)	3 Month LIBOR(Q)	450		6,754
A21

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Options Purchased (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
10- Year Interest Rate Swap, 06/09/35	Call	Bank of America, N.A.	06/05/25	1.43%	1.43%(S)	3 Month LIBOR(Q)	1,590		$27,801
10- Year Interest Rate Swap, 06/09/35	Call	Citibank, N.A.	06/05/25	1.43%	1.43%(S)	3 Month LIBOR(Q)	2,900		50,864
10- Year Interest Rate Swap, 06/09/35	Call	UBS AG	06/05/25	1.43%	1.43%(S)	3 Month LIBOR(Q)	450		7,868
10- Year Interest Rate Swap, 01/19/50	Call	JPMorgan Chase Bank, N.A.	01/17/40	2.07%	2.07%(S)	3 Month LIBOR(Q)	780		39,078
1- Year Interest Rate Swap, 02/26/26	Put	Bank of America, N.A.	02/24/25	1.60%	3 Month LIBOR(Q)	1.60%(S)	11,870		99,923
1- Year Interest Rate Swap, 02/26/26	Put	Morgan Stanley & Co. International PLC	02/24/25	1.62%	3 Month LIBOR(Q)	1.62%(S)	21,020		174,014
1- Year Interest Rate Swap, 03/06/26	Put	Deutsche Bank AG	03/04/25	1.71%	3 Month LIBOR(Q)	1.71%(S)	17,070		134,187
10- Year Interest Rate Swap, 02/27/35	Put	Citibank, N.A.	02/25/25	1.49%	3 Month LIBOR(Q)	1.49%(S)	1,010		112,402
10- Year Interest Rate Swap, 06/06/35	Put	Goldman Sachs International	06/04/25	1.28%	3 Month LIBOR(Q)	1.28%(S)	450		57,475
10- Year Interest Rate Swap, 06/09/35	Put	Bank of America, N.A.	06/05/25	1.43%	3 Month LIBOR(Q)	1.43%(S)	1,590		186,956
10- Year Interest Rate Swap, 06/09/35	Put	Citibank, N.A.	06/05/25	1.43%	3 Month LIBOR(Q)	1.43%(S)	2,900		340,392
10- Year Interest Rate Swap, 06/09/35	Put	UBS AG	06/05/25	1.43%	3 Month LIBOR(Q)	1.43%(S)	450		52,912
10- Year Interest Rate Swap, 01/19/50	Put	JPMorgan Chase Bank, N.A.	01/17/40	2.07%	3 Month LIBOR(Q)	2.07%(S)	780		53,291
Total OTC Swaptions (cost $1,343,653)									$1,559,698
Total Options Purchased (cost $1,456,871)									$1,776,657
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Call	05/21/21	$134.00		13		13	$(1,828)
Eurodollar 1-Year Mid Curve Futures	Put	09/10/21	$99.75		93		233	(33,712)
Eurodollar 2-Year Mid Curve Futures	Put	09/10/21	$99.38		93		233	(102,881)
Total Exchange Traded (premiums received $39,201)								$(138,421)

A22

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2- Year Interest Rate Swap, 02/25/24	Call	Goldman Sachs International	02/23/22	0.41%	3 Month LIBOR(Q)	0.41%(S)	12,380		$(17,433)
2- Year Interest Rate Swap, 03/03/24	Call	Deutsche Bank AG	03/01/22	0.51%	3 Month LIBOR(Q)	0.51%(S)	14,140		(30,741)
2- Year Interest Rate Swap, 03/04/24	Call	JPMorgan Chase Bank, N.A.	03/02/22	0.49%	3 Month LIBOR(Q)	0.49%(S)	21,150		(41,903)
2- Year Interest Rate Swap, 03/07/24	Call	Citibank, N.A.	03/03/22	0.52%	3 Month LIBOR(Q)	0.52%(S)	7,230		(16,212)
2- Year Interest Rate Swap, 03/23/24	Call	Deutsche Bank AG	03/21/22	0.56%	3 Month LIBOR(Q)	0.56%(S)	7,230		(18,739)
2- Year Interest Rate Swap, 03/25/24	Call	Deutsche Bank AG	03/23/22	0.57%	3 Month LIBOR(Q)	0.57%(S)	14,070		(37,184)
10- Year Interest Rate Swap, 04/21/31	Call	Morgan Stanley & Co. International PLC	04/19/21	0.74%	3 Month LIBOR(Q)	0.74%(S)	1,420		—
10- Year Interest Rate Swap, 05/17/31	Call	Bank of America, N.A.	05/13/21	0.69%	3 Month LIBOR(Q)	0.69%(S)	2,880		(14)
10- Year Interest Rate Swap, 06/04/31	Call	Deutsche Bank AG	06/02/21	0.75%	3 Month LIBOR(Q)	0.75%(S)	1,920		(88)
10- Year Interest Rate Swap, 06/29/31	Call	Bank of America, N.A.	06/25/21	0.74%	3 Month LIBOR(Q)	0.74%(S)	990		(134)
10- Year Interest Rate Swap, 06/01/31	Call	BNP Paribas S.A.	06/29/21	0.72%	3 Month LIBOR(Q)	0.72%(S)	990		(140)
10- Year Interest Rate Swap, 10/04/31	Call	Bank of America, N.A.	09/30/21	0.90%	3 Month LIBOR(Q)	0.90%(S)	1,310		(1,520)
10- Year Interest Rate Swap, 01/20/32	Call	Bank of America, N.A.	01/18/22	1.65%	3 Month LIBOR(Q)	1.65%(S)	1,090		(14,608)
10- Year Interest Rate Swap, 01/20/32	Call	JPMorgan Chase Bank, N.A.	01/18/22	1.65%	3 Month LIBOR(Q)	1.65%(S)	3,300		(44,227)
10- Year Interest Rate Swap, 01/24/32	Call	Bank of America, N.A.	01/20/22	1.04%	3 Month LIBOR(Q)	1.04%(S)	5,700		(18,465)
10- Year Interest Rate Swap, 01/31/32	Call	Deutsche Bank AG	01/27/22	1.00%	3 Month LIBOR(Q)	1.00%(S)	1,580		(4,801)
10- Year Interest Rate Swap, 01/31/32	Call	Bank of America, N.A.	01/27/22	1.25%	3 Month LIBOR(Q)	1.25%(S)	1,450		(7,820)
10- Year Interest Rate Swap, 02/22/32	Call	Bank of America, N.A.	02/18/22	1.62%	3 Month LIBOR(Q)	1.62%(S)	1,390		(18,029)
10- Year Interest Rate Swap, 02/24/32	Call	Barclays Bank PLC	02/22/22	1.35%	3 Month LIBOR(Q)	1.35%(S)	6,140		(44,358)
A23

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
10- Year Interest Rate Swap, 10/13/32	Call	Deutsche Bank AG	10/11/22	1.06%	3 Month LIBOR(Q)	1.06%(S)	1,125		$(6,806)
10- Year Interest Rate Swap, 12/19/32	Call	Barclays Bank PLC	12/15/22	1.23%	3 Month LIBOR(Q)	1.23%(S)	2,015		(17,005)
10- Year Interest Rate Swap, 12/20/32	Call	Goldman Sachs International	12/16/22	1.23%	3 Month LIBOR(Q)	1.23%(S)	1,008		(8,613)
10- Year Interest Rate Swap, 12/20/32	Call	Goldman Sachs International	12/16/22	1.25%	3 Month LIBOR(Q)	1.25%(S)	1,008		(8,790)
10- Year Interest Rate Swap, 01/04/33	Call	Citibank, N.A.	12/30/22	1.25%	3 Month LIBOR(Q)	1.25%(S)	1,110		(9,921)
10- Year Interest Rate Swap, 01/11/33	Call	Barclays Bank PLC	01/09/23	1.44%	3 Month LIBOR(Q)	1.44%(S)	2,070		(25,058)
10- Year Interest Rate Swap, 01/17/33	Call	JPMorgan Chase Bank, N.A.	01/12/23	1.57%	3 Month LIBOR(Q)	1.57%(S)	1,070		(15,895)
10- Year Interest Rate Swap, 03/03/33	Call	Bank of America, N.A.	03/01/23	2.01%	3 Month LIBOR(Q)	2.01%(S)	2,150		(61,153)
10- Year Interest Rate Swap, 03/06/33	Call	BNP Paribas S.A.	03/02/23	1.98%	3 Month LIBOR(Q)	1.98%(S)	1,080		(29,528)
10- Year Interest Rate Swap, 03/06/33	Call	JPMorgan Chase Bank, N.A.	03/02/23	1.98%	3 Month LIBOR(Q)	1.98%(S)	1,080		(29,248)
10- Year Interest Rate Swap, 03/07/33	Call	Barclays Bank PLC	03/03/23	2.03%	3 Month LIBOR(Q)	2.03%(S)	540		(15,642)
2- Year Interest Rate Swap, 03/01/24	Put	Deutsche Bank AG	02/25/22	0.75%	0.75%(S)	3 Month LIBOR(Q)	12,380		(29,543)
2- Year Interest Rate Swap, 03/03/24	Put	Deutsche Bank AG	03/01/22	0.51%	0.51%(S)	3 Month LIBOR(Q)	14,140		(63,046)
2- Year Interest Rate Swap, 03/04/24	Put	JPMorgan Chase Bank, N.A.	03/02/22	0.49%	0.49%(S)	3 Month LIBOR(Q)	21,150		(99,929)
2- Year Interest Rate Swap, 03/07/24	Put	Citibank, N.A.	03/03/22	0.52%	0.52%(S)	3 Month LIBOR(Q)	7,230		(31,852)
2- Year Interest Rate Swap, 03/23/24	Put	Deutsche Bank AG	03/21/22	0.56%	0.56%(S)	3 Month LIBOR(Q)	7,230		(31,709)
2- Year Interest Rate Swap, 03/25/24	Put	Deutsche Bank AG	03/23/22	0.57%	0.57%(S)	3 Month LIBOR(Q)	14,070		(61,215)
5- Year Interest Rate Swap, 09/07/26	Put	Deutsche Bank AG	09/03/21	0.60%	0.60%(S)	3 Month LIBOR(Q)	4,070		(128,882)
10- Year Interest Rate Swap, 04/21/31	Put	Morgan Stanley & Co. International PLC	04/19/21	0.74%	0.74%(S)	3 Month LIBOR(Q)	1,420		(140,159)
A24

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
10- Year Interest Rate Swap, 05/17/31	Put	Bank of America, N.A.	05/13/21	0.69%	0.69%(S)	3 Month LIBOR(Q)	2,880		$(304,731)
10- Year Interest Rate Swap, 06/03/31	Put	Bank of America, N.A.	06/01/21	1.00%	1.00%(S)	3 Month LIBOR(Q)	4,080		(315,032)
10- Year Interest Rate Swap, 06/04/31	Put	Deutsche Bank AG	06/02/21	0.75%	0.75%(S)	3 Month LIBOR(Q)	1,920		(194,075)
10- Year Interest Rate Swap, 06/15/31	Put	Bank of America, N.A.	06/11/21	1.05%	1.05%(S)	3 Month LIBOR(Q)	960		(70,495)
10- Year Interest Rate Swap, 06/29/31	Put	Bank of America, N.A.	06/25/21	0.74%	0.74%(S)	3 Month LIBOR(Q)	990		(102,085)
10- Year Interest Rate Swap, 06/01/31	Put	BNP Paribas S.A.	06/29/21	0.72%	0.72%(S)	3 Month LIBOR(Q)	990		(104,696)
10- Year Interest Rate Swap, 10/04/31	Put	Bank of America, N.A.	09/30/21	1.45%	1.45%(S)	3 Month LIBOR(Q)	2,620		(127,439)
10- Year Interest Rate Swap, 01/12/32	Put	Bank of America, N.A.	01/10/22	1.15%	1.15%(S)	3 Month LIBOR(Q)	570		(46,078)
10- Year Interest Rate Swap, 01/20/32	Put	Bank of America, N.A.	01/18/22	2.15%	2.15%(S)	3 Month LIBOR(Q)	1,090		(21,635)
10- Year Interest Rate Swap, 01/20/32	Put	JPMorgan Chase Bank, N.A.	01/18/22	2.15%	2.15%(S)	3 Month LIBOR(Q)	3,300		(65,500)
10- Year Interest Rate Swap, 01/24/32	Put	Bank of America, N.A.	01/20/22	1.54%	1.54%(S)	3 Month LIBOR(Q)	5,700		(294,417)
10- Year Interest Rate Swap, 01/31/32	Put	Bank of America, N.A.	01/27/22	1.25%	1.25%(S)	3 Month LIBOR(Q)	1,450		(107,447)
10- Year Interest Rate Swap, 01/31/32	Put	Deutsche Bank AG	01/27/22	1.50%	1.50%(S)	3 Month LIBOR(Q)	1,580		(86,700)
10- Year Interest Rate Swap, 02/22/32	Put	Bank of America, N.A.	02/18/22	1.62%	1.62%(S)	3 Month LIBOR(Q)	1,390		(67,482)
10- Year Interest Rate Swap, 02/24/32	Put	Barclays Bank PLC	02/22/22	1.85%	1.85%(S)	3 Month LIBOR(Q)	6,140		(216,087)
10- Year Interest Rate Swap, 03/02/32	Put	Deutsche Bank AG	02/28/22	1.60%	1.60%(S)	3 Month LIBOR(Q)	1,100		(55,598)
10- Year Interest Rate Swap, 03/07/32	Put	Deutsche Bank AG	03/03/22	1.60%	1.60%(S)	3 Month LIBOR(Q)	1,100		(55,965)
10- Year Interest Rate Swap, 03/08/32	Put	Bank of America, N.A.	03/04/22	1.60%	1.60%(S)	3 Month LIBOR(Q)	2,430		(123,757)
10- Year Interest Rate Swap, 03/08/32	Put	Barclays Bank PLC	03/04/22	1.60%	1.60%(S)	3 Month LIBOR(Q)	1,090		(55,512)
A25

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
10- Year Interest Rate Swap, 03/08/32	Put	Deutsche Bank AG	03/04/22	1.60%	1.60%(S)	3 Month LIBOR(Q)	1,730		$(88,107)
10- Year Interest Rate Swap, 10/13/32	Put	Deutsche Bank AG	10/11/22	1.06%	1.06%(S)	3 Month LIBOR(Q)	1,125		(120,509)
10- Year Interest Rate Swap, 12/19/32	Put	Barclays Bank PLC	12/15/22	1.23%	1.23%(S)	3 Month LIBOR(Q)	2,015		(198,554)
10- Year Interest Rate Swap, 12/20/32	Put	Goldman Sachs International	12/16/22	1.23%	1.23%(S)	3 Month LIBOR(Q)	1,008		(98,717)
10- Year Interest Rate Swap, 12/20/32	Put	Goldman Sachs International	12/16/22	1.25%	1.25%(S)	3 Month LIBOR(Q)	1,008		(97,741)
10- Year Interest Rate Swap, 01/04/33	Put	Citibank, N.A.	12/30/22	1.25%	1.25%(S)	3 Month LIBOR(Q)	1,110		(107,924)
10- Year Interest Rate Swap, 01/11/33	Put	Barclays Bank PLC	01/09/23	1.44%	1.44%(S)	3 Month LIBOR(Q)	2,070		(173,771)
10- Year Interest Rate Swap, 01/17/33	Put	JPMorgan Chase Bank, N.A.	01/12/23	1.57%	1.57%(S)	3 Month LIBOR(Q)	1,070		(80,203)
10- Year Interest Rate Swap, 03/03/33	Put	Bank of America, N.A.	03/01/23	2.01%	2.01%(S)	3 Month LIBOR(Q)	2,150		(109,435)
10- Year Interest Rate Swap, 03/06/33	Put	BNP Paribas S.A.	03/02/23	1.98%	1.98%(S)	3 Month LIBOR(Q)	1,080		(56,732)
10- Year Interest Rate Swap, 03/06/33	Put	JPMorgan Chase Bank, N.A.	03/02/23	1.98%	1.98%(S)	3 Month LIBOR(Q)	1,080		(57,142)
10- Year Interest Rate Swap, 03/07/33	Put	Barclays Bank PLC	03/03/23	2.03%	2.03%(S)	3 Month LIBOR(Q)	540		(27,152)
Total OTC Swaptions (premiums received $2,872,146)									$(4,761,128)
Total Options Written (premiums received $2,911,347)									$(4,899,549)
Futures contracts outstanding at March 31, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
831	2 Year U.S. Treasury Notes	Jun. 2021	$183,547,618	$(123,845)
1	30 Year U.S. Ultra Treasury Bonds	Jun. 2021	181,219	(5,345)
				(129,190)
Short Positions:
5	2 Year U.S. Treasury Notes	Jun. 2021	1,104,378	745
73	5 Year Euro-Bobl	Jun. 2021	11,563,807	(1,804)
606	5 Year U.S. Treasury Notes	Jun. 2021	74,779,455	613,200
2	10 Year Euro-Bund	Jun. 2021	401,720	28
114	10 Year U.S. Treasury Notes	Jun. 2021	14,926,875	272,528
A26

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Futures contracts outstanding at March 31, 2021 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
48	10 Year U.S. Ultra Treasury Notes	Jun. 2021	$6,897,000	$155,756
11	20 Year U.S. Treasury Bonds	Jun. 2021	1,700,531	67,461
6	Euro Schatz Index	Jun. 2021	788,758	22
				1,107,936
				$978,746
Forward foreign currency exchange contracts outstanding at March 31, 2021:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 06/16/21	Citibank, N.A.	EUR	2,957	$3,534,734	$3,473,367	$—	$(61,367)
Expiring 06/16/21	UBS AG	EUR	12,360	14,775,466	14,518,368	—	(257,098)
Expiring 06/16/21	UBS AG	EUR	951	1,120,481	1,117,066	—	(3,415)
				$19,430,681	$19,108,801	—	(321,880)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 06/16/21	HSBC Bank USA, N.A.	GBP	391	$541,218	$539,162	$2,056	$—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	GBP	6,077	8,488,340	8,379,758	108,582	—
Expiring 06/16/21	RBC Capital Markets, LLC	GBP	428	590,500	590,181	319	—
Canadian Dollar,
Expiring 04/01/21	Citibank, N.A.	CAD	2,000	1,580,690	1,591,475	—	(10,785)
Expiring 06/16/21	BNP Paribas S.A.	CAD	635	509,052	505,339	3,713	—
Euro,
Expiring 06/16/21	Barclays Bank PLC	EUR	108	129,226	126,859	2,367	—
Expiring 06/16/21	BNP Paribas S.A.	EUR	38,095	45,392,398	44,747,347	645,051	—
Expiring 06/16/21	Deutsche Bank AG	EUR	7,556	9,140,063	8,874,887	265,176	—
Expiring 06/16/21	Deutsche Bank AG	EUR	649	776,482	762,332	14,150	—
Expiring 06/16/21	Royal Bank of Scotland International	EUR	201	240,488	236,100	4,388	—
Japanese Yen,
Expiring 05/17/21	Barclays Bank PLC	JPY	6,414	60,424	57,955	2,469	—
Expiring 05/17/21	BNP Paribas S.A.	JPY	993,586	9,358,764	8,977,531	381,233	—
				$76,807,645	$75,388,926	1,429,504	(10,785)
						$1,429,504	$(332,665)
Cross currency exchange contracts outstanding at March 31, 2021:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
06/16/21	Buy	AUD	1,720	NZD	1,862	$6,988	$—	JPMorgan Chase Bank, N.A.
06/16/21	Buy	AUD	1,730	NZD	1,887	—	(3,425)	JPMorgan Chase Bank, N.A.
06/16/21	Buy	EUR	1,110	MXN	27,641	—	(37,112)	Citibank, N.A.
06/16/21	Buy	MXN	28,454	EUR	1,110	76,524	—	Barclays Bank PLC
06/16/21	Buy	NZD	1,876	AUD	1,720	2,763	—	JPMorgan Chase Bank, N.A.
A27

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Cross currency exchange contracts outstanding at March 31, 2021 (continued):
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts (cont’d.):
06/16/21	Buy	NZD	1,886	AUD	1,730	$2,392	$—	Bank of America, N.A.
						$88,667	$(40,537)
Credit default swap agreements outstanding at March 31, 2021:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Buy Protection(1):
Broadcom, Inc.	12/20/24	1.000%(Q)	100	$(2,094)	$2,283	$(4,377)	JPMorgan Chase Bank, N.A.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Broadcom, Inc.	06/20/24	1.000%(Q)	1,185	0.357%	$24,905	$(58,443)	$83,348	Citibank, N.A.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.HY.36.V1	06/20/26	5.000%(Q)	1,590	$(135,056)	$(144,097)	$(9,041)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
A28

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest rate swap agreements outstanding at March 31, 2021:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
EUR	80	04/29/31	(0.200)%(A)	6 Month EURIBOR(2)(S)	$—	$(2,670)	$(2,670)
GBP	13,495	03/16/23	0.094%(A)	1 Day SONIA(1)(A)	2,064	5,535	3,471
	5,290	03/01/23	1.095%(S)	3 Month LIBOR(2)(Q)	—	87,434	87,434
	1,600	03/02/23	0.878%(S)	3 Month LIBOR(2)(Q)	—	19,485	19,485
	2,010	07/08/23	0.250%(S)	3 Month LIBOR(2)(Q)	—	(4,319)	(4,319)
	650	06/02/25	0.358%(S)	3 Month LIBOR(2)(Q)	—	(12,149)	(12,149)
	3,170	01/21/26	0.478%(S)	3 Month LIBOR(2)(Q)	—	(77,483)	(77,483)
	5,560	02/25/26	1.535%(S)	3 Month LIBOR(1)(Q)	—	29,175	29,175
	3,930	02/26/26	1.620%(S)	3 Month LIBOR(1)(Q)	—	17,420	17,420
	1,510	03/06/26	1.710%(S)	3 Month LIBOR(1)(Q)	—	5,503	5,503
	911	03/22/27	1.347%(S)	3 Month LIBOR(1)(Q)	—	5,381	5,381
	1,560	03/22/27	1.366%(S)	3 Month LIBOR(2)(Q)	—	(7,730)	(7,730)
	658	03/29/27	1.334%(S)	3 Month LIBOR(2)(Q)	—	(4,575)	(4,575)
	649	03/30/27	1.396%(S)	3 Month LIBOR(2)(Q)	—	(2,591)	(2,591)
	1,720	04/20/27	0.652%(S)	3 Month LIBOR(1)(Q)	—	71,407	71,407
	1,540	06/20/27	0.652%(S)	3 Month LIBOR(2)(Q)	—	(69,632)	(69,632)
	1,540	06/20/27	0.680%(S)	3 Month LIBOR(2)(Q)	—	(67,570)	(67,570)
	1,650	08/17/27	0.502%(S)	3 Month LIBOR(1)(Q)	—	85,225	85,225
	440	08/19/27	0.501%(S)	3 Month LIBOR(1)(Q)	—	22,795	22,795
	2,410	11/15/27	0.845%(S)	3 Month LIBOR(1)(Q)	—	83,023	83,023
	2,450	02/15/28	1.271%(S)	3 Month LIBOR(1)(Q)	—	30,980	30,980
	1,610	07/12/28	0.654%(S)	3 Month LIBOR(2)(Q)	—	(105,781)	(105,781)
	22	10/21/30	0.533%(Q)	1 DAY SOFR(1)(Q)	—	1,873	1,873
	22	10/21/30	0.562%(Q)	1 Day USOIS(2)(Q)	—	(1,911)	(1,911)
	4,280	10/27/30	1.704%(S)	3 Month LIBOR(1)(Q)	—	(16,811)	(16,811)
	3,830	10/29/30	1.577%(S)	3 Month LIBOR(1)(Q)	—	31,396	31,396
	640	11/05/30	0.899%(S)	3 Month LIBOR(1)(Q)	—	46,841	46,841
	1,000	11/12/30	0.957%(S)	3 Month LIBOR(1)(Q)	—	68,110	68,110
	1,840	11/15/30	1.777%(S)	3 Month LIBOR(1)(Q)	—	1,219	1,219
	1,097	12/10/30	0.920%(S)	3 Month LIBOR(1)(Q)	—	80,399	80,399
	420	12/30/30	0.953%(S)	3 Month LIBOR(1)(Q)	—	29,994	29,994
	720	01/08/31	1.017%(S)	3 Month LIBOR(1)(Q)	—	47,922	47,922
	720	01/08/31	1.036%(S)	3 Month LIBOR(1)(Q)	—	46,625	46,625
	760	01/11/31	1.055%(S)	3 Month LIBOR(1)(Q)	—	48,025	48,025
	720	01/11/31	1.085%(S)	3 Month LIBOR(1)(Q)	—	43,415	43,415
	730	01/12/31	1.091%(S)	3 Month LIBOR(1)(Q)	—	43,619	43,619
	720	01/13/31	1.122%(S)	3 Month LIBOR(1)(Q)	—	40,926	40,926
	730	01/13/31	1.125%(S)	3 Month LIBOR(1)(Q)	—	41,287	41,287
	530	01/14/31	1.184%(S)	3 Month LIBOR(1)(Q)	—	27,057	27,057
	730	01/14/31	1.187%(S)	3 Month LIBOR(1)(Q)	—	37,059	37,059
	740	02/04/31	1.167%(S)	3 Month LIBOR(1)(Q)	—	39,909	39,909
	740	02/08/31	1.230%(S)	3 Month LIBOR(1)(Q)	—	35,752	35,752
	460	02/09/31	1.257%(S)	3 Month LIBOR(1)(Q)	—	21,065	21,065
	100	02/18/31	1.411%(S)	3 Month LIBOR(1)(Q)	—	3,174	3,174
	750	02/26/31	1.508%(S)	3 Month LIBOR(1)(Q)	—	17,329	17,329
	750	03/01/31	1.592%(S)	3 Month LIBOR(1)(Q)	—	11,484	11,484
	370	03/04/31	1.540%(S)	3 Month LIBOR(1)(Q)	—	7,530	7,530
	750	03/08/31	1.571%(S)	3 Month LIBOR(1)(Q)	—	13,278	13,278
	375	03/08/31	1.636%(S)	3 Month LIBOR(1)(Q)	—	4,315	4,315
	375	03/08/31	1.646%(S)	3 Month LIBOR(1)(Q)	—	3,978	3,978
	840	03/09/31	1.656%(S)	3 Month LIBOR(1)(Q)	—	8,167	8,167
	375	03/09/31	1.682%(S)	3 Month LIBOR(1)(Q)	—	2,725	2,725
	375	03/09/31	1.686%(S)	3 Month LIBOR(1)(Q)	—	2,583	2,583
	750	03/09/31	1.703%(S)	3 Month LIBOR(1)(Q)	—	3,960	3,960
	370	03/16/31	1.662%(S)	3 Month LIBOR(1)(Q)	—	3,557	3,557
	375	03/19/31	1.679%(S)	3 Month LIBOR(1)(Q)	—	3,065	3,065
	967	03/20/31	2.500%(S)	3 Month LIBOR(2)(Q)	—	(2,900)	(2,900)
	967	03/20/31	2.504%(S)	3 Month LIBOR(1)(Q)	—	2,703	2,703
A29

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest rate swap agreements outstanding at March 31, 2021 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
375	03/22/31	1.759%(S)	3 Month LIBOR(1)(Q)	$—	$297	$297
375	03/22/31	1.774%(S)	3 Month LIBOR(1)(Q)	—	(235)	(235)
375	03/22/31	1.776%(S)	3 Month LIBOR(1)(Q)	—	(306)	(306)
520	03/24/31	1.734%(S)	3 Month LIBOR(1)(Q)	—	1,702	1,702
330	03/26/31	1.675%(S)	3 Month LIBOR(2)(Q)	—	(2,961)	(2,961)
110	03/31/31	1.713%(S)	3 Month LIBOR(1)(Q)	—	636	636
370	04/01/31	1.803%(S)	3 Month LIBOR(1)(Q)	—	(970)	(970)
720	04/01/31	1.805%(S)	3 Month LIBOR(1)(Q)	—	(2,058)	(2,058)
690	04/06/31	1.781%(S)	3 Month LIBOR(1)(Q)	—	(192)	(192)
380	04/06/31	1.782%(S)	3 Month LIBOR(1)(Q)	—	(148)	(148)
690	04/06/31	1.790%(S)	3 Month LIBOR(1)(Q)	317	(779)	(1,096)
80	04/07/31	0.750%(S)	3 Month LIBOR(2)(Q)	—	(7,773)	(7,773)
470	04/09/31	0.870%(S)	3 Month LIBOR(2)(Q)	—	(40,391)	(40,391)
1,397	06/03/31	0.761%(S)	3 Month LIBOR(1)(Q)	—	139,112	139,112
140	08/19/31	1.513%(S)	3 Month LIBOR(2)(Q)	—	(4,715)	(4,715)
5,590	08/25/31	1.580%(S)	3 Month LIBOR(2)(Q)	—	(155,470)	(155,470)
580	02/22/32	1.594%(S)	3 Month LIBOR(1)(Q)	—	22,020	22,020
290	02/22/32	1.621%(S)	3 Month LIBOR(1)(Q)	—	10,281	10,281
860	05/06/32	0.770%(S)	3 Month LIBOR(1)(Q)	—	102,330	102,330
270	08/17/40	0.973%(S)	3 Month LIBOR(1)(Q)	—	52,128	52,128
70	11/05/40	1.251%(S)	3 Month LIBOR(1)(Q)	—	10,140	10,140
660	02/15/47	1.887%(S)	3 Month LIBOR(1)(Q)	(767)	44,146	44,913
810	02/15/47	2.000%(S)	3 Month LIBOR(1)(Q)	—	35,382	35,382
790	02/15/47	2.021%(S)	3 Month LIBOR(1)(Q)	—	31,146	31,146
790	02/15/47	2.071%(S)	3 Month LIBOR(1)(Q)	—	23,105	23,105
780	02/15/47	2.111%(S)	3 Month LIBOR(2)(Q)	—	(16,419)	(16,419)
190	08/17/50	1.022%(S)	3 Month LIBOR(2)(Q)	—	(50,663)	(50,663)
180	11/25/50	1.100%(S)	3 Month LIBOR(1)(Q)	—	44,619	44,619
230	02/19/51	1.870%(S)	3 Month LIBOR(2)(Q)	—	(16,946)	(16,946)
115	02/22/51	1.905%(S)	3 Month LIBOR(2)(Q)	—	(7,559)	(7,559)
280	06/20/52	1.090%(S)	3 Month LIBOR(1)(Q)	—	76,562	76,562
280	06/20/52	1.136%(S)	3 Month LIBOR(1)(Q)	—	73,658	73,658
300	07/12/53	0.881%(S)	3 Month LIBOR(1)(Q)	—	99,450	99,450
				$1,614	$1,366,711	$1,365,097

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A30